As filed with the Securities and Exchange Commission on October 31, 2018
Securities Act Registration No. 333-133691
Investment Company Act Registration No. 811-21897

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	60	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	63	[X]

MANAGER DIRECTED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)
(Registrant’s Telephone Number, including Area Code) (414) 287-3101

Douglas J. Neilson, President
Manager Directed Portfolios
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202
(Name and Address of Agent for Service)

Copies to:
Ellen Drought, Esq.
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202
(414) 273-3500

It is proposed that this filing will become effective (check appropriate box)

[ ]	Immediately upon filing pursuant to Rule 485(b).
[X]	on October 31, 2018 pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485(a)(1).
[ ]	75 days after filing pursuant to Rule 485(a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 60 to the Registration Statement of Manager Directed Portfolios is being filed to add the audited financial statements and certain related financial information for the fiscal year ended June 30, 2018 for the Hood River Small-Cap Growth Fund and to make permissible changes under Rule 485(b).

PROSPECTUS

October 31, 2018

Hood River Small-Cap Growth Fund

Institutional Shares
Ticker: HRSMX

Investor Shares
Ticker: HRSRX

Retirement Shares
Ticker: HRSIX

Telephone: (800) 497-2960

www.hoodrivercapital.com

This prospectus contains important information about this mutual fund, including information on its investment policies, risks, and fees.  For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission determined whether this prospectus is accurate or complete.  Any representation to the contrary is a criminal offense.
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SUMMARY SECTION

INVESTMENT OBJECTIVE

The Hood River Small-Cap Growth Fund (the “Fund”) seeks superior long-term growth of capital.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):	Institutional Shares	Investor Shares	Retirement Shares
Management Fees	0.90%	0.90%	0.90%
Distribution (12b-1) and/or Service Fees[1]	None	0.17%	None
Shareholder Servicing Fee	0.10%	0.10%	None
Other Expenses	0.17%	0.18%	0.18%
Acquired Fund Fees and Expenses[2]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[3]	1.18%	1.36%	1.09%
Fee Waivers/Expense Reimbursements[4]	-0.08%	-0.09%	-0.09%
Total Annual Fund Operating Expenses After Fee Waivers/Expense Reimbursements	1.10%	1.27%	1.00%

[1]	Investor Shares are subject to a Rule 12b-1 fee of up to 0.25%. The current fee rate of 0.17% will remain in place at least through October 31, 2019.

[2]	“Acquired Fund Fees and Expenses” are the indirect costs of the Fund’s investments in other investment companies during the period.

[3]
The “Total Annual Fund Operating Expenses” will not correlate to the Fund’s ratio of expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include “Acquired Fund Fees and Expenses.”

[4]
Hood River Capital Management LLC (“Hood River” or the “Adviser”), the Fund’s investment adviser, has contractually agreed to waive a portion of its fees and reimburse certain expenses for the Fund to limit the total annual fund operating expenses (excluding taxes, Rule 12b-1 fees, shareholder servicing fees, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses (collectively, “Excludable Expenses”)) to 0.99%.  To the extent the Fund or a share class of the Fund incurs Excludable Expenses, Total Annual Fund Operating Expenses After Fee Waivers/Expense Reimbursements may be greater than 0.99%.  The waivers and reimbursements will remain in effect through December 31, 2020 unless terminated sooner by mutual agreement of the Fund’s Board of Trustees (the “Board”) and Hood River.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual fee waiver/expense reimbursement through December 31, 2020). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$112	$358	$633	$1,417
Investor Shares	$129	$413	$727	$1,619
Retirement Shares	$102	$328	$583	$1,312

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PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 102% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund, under normal market conditions, invests at least 80% of its net assets plus any borrowings for investment purposes in the following equity (or equity-related) securities:

●
Common stocks of U.S. corporations that are judged by Hood River to have strong growth characteristics or to be undervalued in the marketplace relative to underlying profitability and have a market capitalization which, at the time of purchase, is consistent with the capitalization ranges of the S&P SmallCap 600® Index and the Russell 2000® Growth Index (“small-cap companies”);

●	Options on, or securities convertible into, the common stock of small-cap companies (such as convertible preferred stock, convertible bonds, warrants, and debentures);

●	Options on indices of the common stock of small-cap companies; and

●	Contracts for either the future delivery, or payment in respect of the future market value, of certain indices of common stock of small-cap companies, and options upon such futures contracts.

As a non-fundamental policy, no more than 15% of the Fund’s total assets may at any time be committed or exposed to derivative strategies, which includes options and futures contracts.  The value of such derivative instruments will be counted toward the Fund’s 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.  For purposes of the Fund’s 80% policy discussed above, (1) options held by the Fund will be calculated based on the most recent sale price rather than the notional value of such options, and (2) futures contracts will be calculated based on the most recent settlement price. The Fund may invest in such instruments for a number of reasons, including for hedging purposes, risk management or other fund management purposes consistent with the Fund’s objective.

The Fund may purchase securities of companies engaged in initial public offerings (“IPOs”).

The Fund may from time to time invest in foreign securities including American Depositary Receipts (“ADRs”), and in convertible securities, including preferred stock, warrants and debentures.

The Fund may invest in the securities of other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules thereunder.

In selecting securities, the research process utilized by Hood River begins by screening a universe of stocks with market capitalizations of generally less than $3 billion which exhibit strong growth characteristics and attractive valuation relative to underlying profitability.  Hood River then performs fundamental and valuation analysis and additional research to select stocks for the Fund.
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The Fund maintains a portfolio of approximately 60-120 stocks, which is constructed with the overall goal of mitigating risk.  However, the actual amount of the portfolio holdings may vary due to market conditions.

Hood River periodically engages in active trading of Fund securities.

Hood River generally sells stocks when it believes they have become overvalued, when the fundamentals weaken or if poor relative price performance persists.

As of September 30, 2018, the range of market capitalizations represented by companies in the Russell 2000® Growth Index was between $11.67 million and $7.75 billion, and the range of market capitalizations represented by companies in the S&P SmallCap 600® Index was between $69.58 million and $5.79 billion.  Due to market price adjustments or other events after the time of purchase, it is possible that a company’s market capitalization may drift above or below this range.  Nevertheless, a company whose capitalization no longer meets this definition after purchase continues to be considered to have a small market capitalization for purposes of the 80% policy.  The Fund may invest up to 20% of its total assets in stocks of companies in other capitalization ranges.

PRINCIPAL RISKS

An investment in the Fund is subject to the principal risks summarized below, which are further described under “Additional Principal Risk Information.”

●	Valuation Risk: It is possible to lose money by investing in the Fund. There is no guarantee that stocks in general or the specific securities that the Fund buys will increase in value.
●
General Market Risk:  The Fund’s share price will fluctuate in response to changes in market value of the Fund’s underlying investments.  Market value changes result from business developments affecting an issuer as well as general market and economic conditions.

●
Equity Risk:  Common stocks and other equity securities generally increase or decrease in value based on the earnings of a company and on general industry and market conditions.  A fund that invests a significant amount of its assets in common stocks and other equity securities is likely to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed income securities.

●
Small Company Risk:  The Fund is subject to greater volatility than funds that invest in large-cap companies.  Small-cap companies may be more vulnerable than large-cap companies to adverse business or economic developments, their securities may be less liquid and more volatile than securities of larger companies, and they may suffer significant losses.  Small-cap companies may also be more difficult to value than large-cap companies.

●
Liquidity Risk:  Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like.  While the markets in securities of small companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volumes than more widely held securities.  The values of these securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices.

●
Growth Investing Risk:  Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. Growth prices tend to fluctuate more dramatically than the overall stock market.

●
Other Investment Companies Risk:  You will indirectly bear fees and expenses charged by underlying investment companies in addition to the Fund’s direct fees and expenses.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in the underlying investment company shares.

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●
Foreign Security Risk:  Investments in a foreign market are subject to foreign security risk. A change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency.  Additionally, the value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company’s assets, foreign taxes, higher transaction and other costs, delays in settlement of transactions, changes in economic or monetary policy in the U.S. or abroad, or other political and economic factors.  Income and dividends earned on foreign investments may be subject to foreign withholding taxes.

●
ADR Risk:  ADRs are certificates evidencing ownership of shares of a foreign issuer.  These certificates are issued by depository banks and generally trade on an established market in the U.S. or elsewhere.  The underlying shares are held in trust by a custodian bank or similar financial institution.  The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.  ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies.  However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.  These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country.

●
Derivatives Risk:  The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in securities underlying those derivatives.  Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund’s other investments.  These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.  Future contracts and options may not always be successful hedges and using them could lower the Fund’s total return.  The potential loss from the use of futures can exceed the Fund’s initial investment in such contracts.

●
IPO Risk:  An IPO presents the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of a portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. The Fund’s investments in IPO shares may include the securities of “unseasoned” companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain.

●
Portfolio Turnover Risk:  The Fund engages in active and frequent trading, resulting in high portfolio turnover.  The higher the Fund’s portfolio turnover rate in a year, the greater the trading costs and the greater the chance of a shareholder receiving distributions of taxable gains in the year.

●	Management Risk: The performance of the Fund will depend on whether or not Hood River is successful in pursuing the Fund’s investment strategies.
●
Cybersecurity Risk:  With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks.  Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

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PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the performance of the Fund from calendar year to calendar year and by showing how the Fund’s average annual returns for one year, five years, ten years and since inception compared with those of the Russell 2000® Growth Index, which is a broad measure of market performance.  This performance information includes performance of the Fund’s predecessor, the Roxbury Small-Cap Growth Fund (a series of WT Mutual Fund) (the “Predecessor Fund”), for periods prior to February 2, 2007.  From inception (January 2, 2003) to May 30, 2013, the Fund was managed by the Small-Cap Growth Investment Team of Roxbury Capital Management, LLC (“Roxbury”), the Fund’s predecessor investment adviser.  In 2013, Roxbury’s Small-Cap Growth Investment Team formed Hood River and Hood River became the Fund’s sub-adviser effective May 30, 2013.  Effective January 20, 2015, Hood River replaced Roxbury as the primary investment adviser to the Fund. The Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.  More recent performance information is available on the Fund’s website at www.hoodrivercapital.com or by calling (800) 497-2960.

Institutional Shares1
Calendar Year Returns as of December 31

[1]	The returns shown in the bar chart are for Institutional Shares. The performance of the Investor Shares and Retirement Shares will differ due to differences in expenses.

Best Quarter	Worst Quarter
22.35%	-25.90%
June 30, 2009	December 31, 2008

The Fund’s calendar year-to-date return as of September 30, 2018 was 23.04%.
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Average Annual Total Returns (For the Periods Ended December 31, 2017)	1 Year	5 Year	10 Year	Since Inception (1/2/03)
Institutional Shares
Return Before Taxes	20.69%	16.63%	10.38%	12.42%
Return After Taxes on Distributions	18.50%	15.90%	10.03%	11.66%
Return After Taxes on Distributions and Sales of Fund Shares	12.85%	13.33%	8.53%	10.42%
Investor Shares
Return Before Taxes	20.51%	16.53%	10.33%	12.39%
Retirement Shares
Return Before Taxes	20.78%	16.64%	10.39%	12.43%
Russell 2000® Growth Index	22.17%	15.21%	9.19%	11.39%
(reflects no deduction for fees, expenses or taxes)

Institutional Shares of the Fund commenced operations on January 2, 2003.  Investor Shares of the Fund commenced operations on July 7, 2015.  Performance shown for Investor Shares prior to inception (July 7, 2015) reflects the performance of Institutional Shares, and does not include expenses of the Investor Shares, which are higher than those of the Institutional Shares. Performance shown for Retirement Shares prior to inception (March 3, 2017) reflects the performance of Institutional Shares, and includes expenses of the Institutional Shares, which are higher than those of the Retirement Shares. The performance of the Investor Shares and Retirement Shares will differ from that of Institutional Shares due to differences in expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown, and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).  The after-tax returns for Investor Shares and Retirement Shares will vary.

INVESTMENT ADVISER

Hood River Capital Management LLC

PORTFOLIO MANAGERS

Robert C. Marvin, CFA, CPA (CPA inactive) Managing the Predecessor Fund from January 2003 to February 2007 and the Fund since February 2007	Brian P. Smoluch, CFA Managing the Predecessor Fund from January 2003 to February 2007 and the Fund since February 2007

David G. Swank, CFA Managing the Fund since April 2009

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment for Institutional Shares of the Fund is $25,000 and the minimum initial investment for Investor Shares of the Fund is $1,000.  There is no minimum initial investment for Retirement Shares of the Fund.  Additional investments may be made in any amount.

A shareholder may sell (redeem) shares on any Business Day.  Shares may be redeemed in one of the following ways:

By Regular Mail- Send A Written Request To: Hood River Small-Cap Growth Fund c/o U.S. Bank Global Fund Services 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202	By Wire: Call the Fund at (800) 497-2960

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TAX INFORMATION

The Fund’s distributions are generally taxable to you as ordinary income, long-term capital gains, or a combination of the two, unless you are investing through a tax-exempt or tax-deferred arrangement, such as a 401(k) plan or individual retirement account.  Distributions may be taxable upon withdrawal from a tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related service. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.
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ADDITIONAL INFORMATION ABOUT THE FUND

INVESTMENT OBJECTIVE

The Fund seeks superior long-term growth of capital.  The Fund’s investment objective may not be changed without shareholder approval.

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES

Hood River’s research process for the Fund begins by screening a universe of stocks with market capitalizations of less than $3 billion which exhibit strong growth characteristics and attractive valuation relative to underlying profitability.  Hood River then performs fundamental analysis to identify companies with the following characteristics: growing revenues; stable or expanding margins; low debt levels; solid cash flows; and high or potentially high returns on capital.  Hood River performs additional research of the most promising stocks to uncover those companies with solid management that have executed well over time, strengthening competitive positions, and positive business and market trends.  A valuation analysis is then performed to see whether the stock is attractively priced relative to its industry, historical range, and the overall market.  The policy of the Fund to invest at least 80% of its net assets in certain equity and equity-related securities of small-cap companies may be changed upon 60 days’ written notice to shareholders.

The Fund may invest in options, futures contracts and similar investments (known as derivatives) that may be used in hedging, risk management or other fund management purposes consistent with the Fund’s objectives.

The frequency of Fund transactions and the Fund’s turnover rate will vary from year to year depending on the market.  A higher turnover rate increases transaction costs (i.e., brokerage commissions) and may create adverse tax consequences for the Fund’s shareholders.  With frequent trading activity, a greater proportion of any distributions paid out by the Fund will be characterized as ordinary income, which is taxed at higher rates than long-term capital gains and which may decrease your after-tax return.  Such factors may have the effect of lowering the Fund’s net asset value (“NAV”) and overall Fund performance.

The Fund may invest in foreign securities, including ADRs.  ADRs are negotiable certificates held in a U.S. bank representing a specific number of shares of a foreign stock traded on a U.S. stock exchange.  ADRs make it easier for U.S. citizens to invest in foreign companies due to the widespread availability of dollar-denominated price information, lower transaction costs, and timely dividend distributions.  An American Depositary Share is the share issued under an ADR agreement which is actually traded.

The Fund may invest in the securities of other investment companies, including ETFs, to the extent permitted by the 1940 Act and the rules thereunder. As a shareholder in an investment company, the Fund would bear its pro rata portion of the investment company’s expenses, including advisory fees, in addition to its own expenses.  Although the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including ETFs, registered investment companies may be permitted to invest in certain ETFs beyond the limits set forth in Section 12(d)(1) of the 1940 Act provided such ETF is granted an exemptive order by the SEC subject to certain terms and conditions imposed by such exemptive order.  It is possible that the Fund will enter into an agreement with an ETF pursuant to an exemptive order to allow the Fund to invest in such ETF beyond the Section 12(d)(1) limitations.
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At the time of purchase, individual stock holdings may represent up to 5% of the Fund’s value.  However, due to market price fluctuations, individual stock holdings may exceed 5% of the Fund’s value.  The Fund may overweight or underweight certain industries and sectors as compared to its benchmark index, the Russell 2000® Growth Index, based on the investment adviser’s opinion of the relative attractiveness of companies within those industries and sectors.  The Fund may not invest in more than 10% of the outstanding voting shares of a company.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position and invest without limit in commercial paper and other money market instruments that are rated investment grade by a nationally recognized statistical rating organization, or determined by the investment adviser to be of comparable quality.  The result of this action may be that the Fund will be unable to achieve its investment objective.

The Fund also may use other strategies and engage in other investment practices, which are more fully described in the Statement of Additional Information (“SAI”).

ADDITIONAL PRINCIPAL RISK INFORMATION

The following is a list of certain risks that may apply to your investment in the Fund.  Further information about investment risks is available in the Fund’s SAI.

•
Market Risk:  The market value of a security may go up or down in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.  Price changes may be temporary or last for extended periods.

•
Small Company Risk:  Companies in which the Fund invests may be more vulnerable than larger companies to adverse business or economic developments.  Small-cap companies may also have limited product lines, markets, or financial resources, may be dependent on relatively small or inexperienced management groups, and may operate in industries characterized by rapid technological obsolescence.  Securities of such companies may be less liquid, more volatile and more difficult to value than securities of larger companies and therefore may involve greater risk than investing in larger companies.

•
Growth Investing Risk:   An investment in a growth-oriented fund may be more volatile than the rest of the U.S. market as a whole. If the investment adviser’s assessment of a company’s prospects for earnings growth or how other investors will value the company’s earnings growth is incorrect, the process of the stock may fail to reach the value that the adviser has placed on it.  Growth stock prices tend to fluctuate more dramatically than the overall stock market.

•
Derivatives Risk:  Some of the Fund’s investments may be referred to as “derivatives” because their value depends on, or is derived from, the value of an underlying asset, reference rate, or index.  Derivative instruments may be highly volatile. Investing in derivatives involves special risks including liquidity, operational, counterparty, accounting and tax risks.  The use of derivatives is a highly specialized investment activity.  Derivatives may be illiquid and difficult to price. In addition, there is a risk that the Fund may be unable to terminate or sell a derivative position.  These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.  Futures contracts and options may not always be successful hedges and using them could lower the Fund’s total return.  Futures contracts and options are also subject to the risk that changes in the value of the investment will not correlate to changes in the value of the underlying security.

•
Foreign Security Risk:  Foreign investments involve risks relating to political, economic, regulatory, or social instability, military action or unrest, or diplomatic developments and may be affected by actions of foreign governments adverse to the interest of U.S. investors.

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•
Currency Risk: Investments denominated in foreign currencies involve certain risks.  Foreign securities are usually denominated in foreign currency; therefore, changes in foreign currency exchange rates affect the net asset value of the Fund.

•
Other Investment Companies Risk:  The Fund may invest in shares of other investment companies as a means to pursue its investment objective.  As a result of this policy, your cost of investing in the Fund will be higher than the cost of investing directly in the underlying fund shares.  You will indirectly bear fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses.  Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.  With certain exceptions, the 1940 Act generally prohibits a fund from acquiring shares of an investment company if, immediately after such acquisition, the fund and its affiliated persons would hold more than 3% of such investment company’s total outstanding shares.  This prohibition may prevent the Fund from allocating its investments in an optimal manner.

•
IPO Risk: The Fund may purchase securities of companies engaged in IPOs.  The price of securities purchased in IPOs can be very volatile. The Fund’s investments in IPO shares may include the securities of “unseasoned” companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.  The effect of IPO investments on the Fund’s performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund, and whether and to what extent a security purchased in an IPO appreciates or depreciates in value.  When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.

•
ADR Risk:  ADRs are certificates evidencing ownership of shares of a foreign issuer.  These certificates are issued by depository banks and generally trade on an established market in the U.S. or elsewhere.  The underlying shares are held in trust by a custodian bank or similar financial institution.  The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.  ADRs may be available through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary.  An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security.  Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility.  The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.  ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies.  However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.  These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country.

•
Portfolio Turnover Risk:  If the Fund frequently trades its portfolio securities, the Fund will incur higher brokerage commissions and transaction costs, which could lower the Fund’s performance. In addition to lower performance, high portfolio turnover could result in a higher amount of taxable capital gains, including short-term capital gains taxable to shareholders at ordinary income tax rates.

•
Liquidity Risk:  The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.  While the markets in securities of small companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volumes than more widely held securities.  The values of these securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices.  There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers’ underlying earnings potential or assets.

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•
Management Risk:  The Fund relies on the Adviser’s ability to pursue the Fund’s investment objective.  The ability of the Fund to meet its investment objective is directly related to the Adviser’s investment strategies for the Fund.  The value of your investment in the Fund may vary with the effectiveness of the Adviser’s research, analysis and asset allocation among portfolio securities.  If the Adviser’s investment strategies do not produce the expected results, your investment could be diminished or even lost.

•
Cybersecurity Risk:  With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks.  In general, cyber incidents can result from deliberate attacks or unintentional events.  Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption.  Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users).  Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

DISCLOSURE OF PORTFOLIO HOLDINGS

A complete list of the Fund’s portfolio holdings is publicly available on a quarterly basis through filings with the SEC on Forms N-CSR and N-Q.  In addition, the Fund’s quarterly top ten holdings are posted at www.hoodrivercapital.com within 45 days after each calendar quarter end.  Further description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is provided in the Fund’s SAI.

VOLUNTARY FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS
Service providers to the Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. The Fund’s service providers may discontinue or modify these voluntary actions at any time without notice. Performance of the Fund will reflect the voluntary waiver of fees and/or the reimbursement of expenses, if any. Without these waivers and/or expense reimbursements, performance would be less favorable.

MANAGEMENT OF THE FUND

INVESTMENT ADVISER

Hood River is a registered investment adviser located at 1 SW Columbia Street, Suite 630, Portland, Oregon 97258, and serves as the adviser to the Fund subject to the supervision of the Board of Manager Directed Portfolios (the “Trust”).  Hood River was established in January 2013 and offers investment advisory services to mutual funds, institutional accounts and individual investors.  As of September 30, 2018, Hood River had assets under management of approximately $2,335.7 million.
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ADVISORY FEE

The Fund pays Hood River a monthly advisory fee at the annual rate of 0.90% of the Fund’s average daily net assets. For the fiscal year ended June 30, 2018, Hood River received, after waivers and reimbursements, an advisory fee of 0.81% of the average daily net assets of the Fund.

Hood River has contractually agreed to limit the total annual fund operating expenses of the Fund, excluding taxes, Rule 12b-1 distribution fees, shareholder servicing fees and certain other expenses, to 0.99%.  The waivers and reimbursements will remain in effect through December 31, 2020 unless sooner terminated by mutual agreement of the Board and Hood River.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement for the Fund is available in the Fund’s annual report to shareholders for the period ended June 30, 2018.

The Fund, as a series of the Trust, does not hold itself out as related to any other series of the Trust for purpose of investment or investor services, nor does it share the same investment adviser with any other series of the Trust.

PORTFOLIO MANAGERS OF THE FUND

The business experience and educational background of the Fund’s portfolio managers is provided below.  The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

The day-to-day management of the Fund is the responsibility of Hood River’s Small-Cap Growth Investment Team (the “Investment Team”), which includes the individuals listed below.  The Investment Team meets regularly to make investment decisions for the Fund.

Robert C. Marvin, CFA, CPA (CPA inactive) co-founded Hood River and has 25 years of investment management experience.  Before starting Hood River, Rob spent 10 years at Roxbury Capital Management, LLC managing the Small-Cap Growth strategy.  Prior to Roxbury he was a portfolio manager and equity analyst for the small/mid-cap investment team at Columbia Management Group.  Before joining Columbia, he was a vice president and consumer analyst for The Seidler Companies, a boutique research and brokerage firm.  Rob began his career as a senior consultant at Deloitte & Touche where he earned his CPA (license inactive).  He has a B.S., cum laude from the University of California, Berkeley and an M.B.A. in finance from the Anderson School of Business at UCLA.

Brian P. Smoluch, CFA co-founded Hood River and has 22 years of investment management experience.  Before starting Hood River, Brian spent 10 years at Roxbury Capital Management, LLC managing the Small-Cap Growth strategy.  Prior to Roxbury, he was a portfolio manager and equity analyst on the small/mid-cap investment team at Columbia Management Group.  Previously, he was a financial analyst at Salomon Brothers investment banking in New York.  Brian has a B.S. in Commerce with Distinction from the University of Virginia and an M.B.A. from Harvard University.

David G. Swank, CFA co-founded Hood River and has 22 years of investment management experience.  Before starting Hood River, David spent three years at Roxbury Capital Management, LLC managing the Small-Cap Growth portfolio.  Prior to Roxbury, he worked for GMT Capital Corporation as vice president, healthcare sector head of a $4 billion long/short equity hedge fund.  Prior to joining GMT Capital he was with Morgan Stanley Investment Management. He began his investment career as a research associate in 1994 with Furman Selz and later worked at Montgomery Securities.  David has a B.S. with Distinction from the University of Virginia and an M.B.A. from the Tuck School of Business at Dartmouth College.
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DISTRIBUTION AND SERVICING OF SHARES

DISTRIBUTOR

Quasar Distributors, LLC (the “Distributor”) is the Fund’s principal underwriter and serves as the Fund’s distributor in connection with the offering of the Fund’s shares.  The Distributor may enter into arrangements with banks, broker-dealers and other financial institutions through which investors may purchase or redeem Fund shares.

RULE 12B-1 PLAN

The Fund has adopted a distribution and shareholder servicing plan pursuant to Rule 12b-1 under the 1940 Act (the “Rule 12b-1 Plan”) on behalf of its Investor Shares.  Under the Rule 12b-1 Plan, Investor Shares pay the Distributor and other authorized recipients a Rule 12b-1 fee at an annual rate of up to 0.25% of their average daily net asset value.  The rate of the Rule 12b-1 fee applicable to Investor Shares is currently 0.17%, and will remain at that level at least through October 31, 2019.  The Distributor uses this Rule 12b-1 fee primarily to finance activities that promote the sale of Investor Shares.  Such activities include, but are not necessarily limited to, compensating brokers, dealers, financial intermediaries and sales personnel for distribution and shareholder services, printing and mailing prospectuses to persons other than current shareholders, printing and mailing sales literature, and advertising.  Because Rule 12b‑=-1 fees are ongoing, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.  The Distributor or the Fund may select financial institutions, such as banks, fiduciaries, custodians, investment advisers and broker-dealers, as agents to provide sales or administrative services for their clients or customers who beneficially own Investor Shares.  Financial institutions will receive Rule 12b-1 fees from the Distributor based upon shares owned by their clients or customers.

SHAREHOLDER SERVICING PLAN

The Fund has implemented a Shareholder Servicing Plan (the “Shareholder Servicing Plan”) on behalf of its Institutional Shares and Investor Shares that allows the Fund to make payments to financial intermediaries and other service providers for Institutional and Investor shareholders in return for shareholder servicing and maintenance of Institutional and Investor shareholder accounts.  These shareholder servicing and maintenance fees may not exceed 0.10% per year of the Fund’s average daily net assets for Institutional Shares and Investor Shares, respectively, and may not be used to pay for any services in connection with the distribution and sale of Institutional Shares or Investor Shares.

SALES AND MARKETING PROGRAMS

Hood River and/or its affiliates may pay financial intermediaries for distribution, marketing, servicing, and sales support out of its profits or other sources available to it (and not an additional charge to the Fund).  These payments may include amounts that are sometimes referred to as “revenue sharing” payments and are in addition to or in lieu of any amounts payable to financial intermediaries under the Fund’s Rule 12b-1 Plan or Shareholder Servicing Plan.

DESCRIPTION OF CLASSES

The Fund offers Institutional Shares, Investor Shares and Retirement Shares in this prospectus.  The different classes represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices as outlined below.  Each class of shares has different expenses and distribution arrangements to provide for different investment needs.  You should always discuss the suitability of your investment with your broker-dealer or financial adviser.
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	Institutional Shares	Investor Shares	Retirement Shares
Distribution (Rule 12b-1) fees	None	0.17%	None
Shareholder Servicing fee	0.10%	0.10%	None

Institutional Shares.  Institutional Shares pay lower annual expenses than the Fund’s Investor Shares.  Institutional Shares are subject to a shareholder servicing fee not to exceed 0.10% of the average daily net assets of the Fund attributable to Institutional Shares, computed on an annual basis.  Institutional Shares are offered only to certain institutional investors or through certain financial intermediary accounts or retirement plans, subject to the applicable investment minimums.  Institutional Shares are available to the following:

•	institutional investors;
•	Individual Retirement Accounts (“IRAs”);
•	certain financial institutions, endowments, foundations, government entities or corporations investing on their own behalf;
•	existing Institutional class shareholders;
•
Trustees of the Trust, former trustees of the Trust, employees of affiliates of the Fund and the Adviser and other individuals who are affiliated with the Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Adviser affiliate employee benefit plans; and

•	wrap fee programs of certain broker-dealers (please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees).

Investor Shares.  Investor Shares are subject to a Rule 12b‑1 distribution fee of 0.25% of the average daily net assets of the Fund attributable to Investor Shares, and a shareholder servicing fee not to exceed 0.10% of the average daily net assets of the Fund attributable to Investor Shares, each computed on an annual basis.

Retirement Shares.  Retirement Shares are offered for sale without the imposition of Rule 12b-1 distribution or shareholder servicing fees.  Retirement Shares are generally available only to certain retirement plans that trade on an omnibus level.  Retirement Shares pay lower annual expenses than the Fund’s Institutional Shares and Investor Shares.

Retirement Shares are available in certain retirement plans, including the following, provided that in each case the plan trades on an omnibus level:

•	Section 401(a) and 457 plans;
•	Section 403(b) custodial accounts;
•	Section 401(k), profit sharing, money purchase pension and defined benefit plans; and
•	Non-qualified deferred compensation plans.

SHAREHOLDER INFORMATION

PRICING OF SHARES

The price of the Fund’s shares is based on its NAV.  The NAV per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange (“Exchange”) (normally 4:00 p.m., Eastern time) on each day that the Exchange is open for business (each, a “Business Day”).  The NAV is calculated by adding the value of all securities and other assets in the Fund, deducting its liabilities, and dividing the balance by the number of outstanding shares in the Fund.  The price at which a purchase or redemption is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the Fund’s transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”). Any order received after the close of trading on the exchange will be processed at the net asset value as determined as of the close of trading on the next day the exchange is open. .  Shares will only be priced on Business Days.  In addition, foreign securities held by the Fund may trade on weekends or other days when the Fund does not calculate NAV.  As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold.
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The Fund values its assets based on current market values when such values are available.  These prices normally are supplied by an independent pricing service.  Equity securities held by the Fund which are listed on a national securities exchange, except those traded on the NASDAQ Stock Market, Inc. (“NASDAQ”), and for which market quotations are available, are valued at the last quoted sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price.

If there is no reported sale on the applicable exchange, securities are valued at the mean between the most recent quoted bid and asked prices.  In the event such market quotations are not readily available, fair value will be determined using procedures adopted by the Board.

When the Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.  However, fair values determined pursuant to the Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

PURCHASE OF SHARES

The Fund’s shares are offered on a continuous basis and are sold without any sales charges.  The minimum initial investment for Institutional Shares of the Fund is $25,000.  The minimum initial investment for Investor Shares of the Fund is $1,000.  There is no minimum initial investment for Retirement Shares of the Fund.  Additional investments may be in any amount.  You may purchase shares as specified below.  The Fund reserves the right to change the criteria for eligible investors and investment minimums.

Shares of the Fund have not been registered for sale outside of the United States.  The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.
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By Mail:  You may purchase shares by sending a check in U.S. Dollars drawn on a U.S. bank payable to Hood River Small-Cap Growth Fund, indicating the name and share class of the Fund and the dollar amount to be purchased, along with a completed account application if you are making your first investment in the Fund.  To make additional investments once you have opened your account, write your account number on the check and send it together with the Invest by Mail form from your most recent confirmation statement received from the Transfer Agent. If you do not have the Invest by Mail form, include the Fund name, your name, and account number on a separate piece of paper along with your check.  The Fund will not accept payment in cash or money orders.  The Fund does not accept post-dated checks or any conditional order or payment.  To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  Send the check and account application to:

Regular mail:
Hood River Small-Cap Growth Fund
c/o U.S. Bank Global Fund Services
P. O. Box 701
Milwaukee, WI 53201-0701

Overnight mail:
Hood River Small-Cap Growth Fund
c/o Bank Global Fund Services
615 East Michigan Street, 3rd Floor
Milwaukee, WI  53202

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at the U.S. Bank Global Fund Services post office box, of purchase orders does not constitute receipt by the Transfer Agent.  Receipt of purchase orders sent by mail is based on when the order is received at the Transfer Agent’s offices.

By Wire:  If you are making your first investment in the Fund by wire, before you wire funds, the Transfer Agent must have a completed account application.  You may mail or deliver overnight your account application to the Transfer Agent.  Upon receipt of your completed account application, the Transfer Agent will establish an account for you.  The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire.  Before sending your wire, please contact the Transfer Agent to advise them of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt of your wire.  Your bank must include both the name and share class of the Fund you are purchasing, the account number, and your name so that monies can be correctly applied.  Your bank should transmit funds by wire to:

Wire to:	U.. Bank, N.A.
ABA Number:	075000022
Credit:	U.S. Bancorp Fund Services, LLC
Account:	112-952-137
Further Credit:	Hood River Small-Cap Growth Fund
(Class of Shares)
(Shareholder Name/Account Registration)
(Shareholder Account Number)

Wired funds must be received prior to 4:00 p.m., Eastern time, to be eligible for same day pricing. The Fund and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.
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By Telephone:  Investors may purchase additional shares of the Fund by calling (800) 497-2960.  If you elected this option on your account application, and your account has been open for at least 15 calendar days, telephone orders, will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (“ACH”) network.  You must have banking information established on your account prior to making a purchase.  If your order is received prior to 4:00 p.m., Eastern time, your shares will be purchased at the NAV calculated on the day your order is placed.

During periods of high market activity, shareholders may encounter higher than usual call waits.  Please allow sufficient time to place your telephone transaction.

Automatic Investment Plan:  Once your account has been opened you may make additional purchases at regular intervals through the Automatic Investment Plan (“AIP”).  The AIP provides a convenient method to have monies deducted from your financial institution account for investment into the Fund on a monthly, bi-monthly, quarterly, semi-annual, or annual basis.  In order to participate in the AIP, each purchase must be in the amount of $50 or more, and your financial institution must be a member of the ACH network.  To begin participating in the AIP, please complete the AIP section on the account application or call the Transfer Agent at (800) 497-2960.  Any request to change or terminate your AIP should be submitted to the Transfer Agent at least 5 days prior to effective date.

Payroll Investment Plan: The Payroll Investment Plan (“PIP”) permits you to make regularly scheduled purchases of Fund shares through payroll deductions.  To open a PIP account, you must submit a payroll deduction form to your employer’s payroll department after your account has been established with the Fund.  Then, a portion of your paycheck will automatically be transferred to your PIP account for as long as you wish to participate in the PIP.  It is the responsibility of your employer, not the Fund, the Distributor, the Adviser, or the Transfer Agent, to arrange for transactions under the PIP.  The Fund reserves the right to vary its minimum purchase requirements for employees participating in a PIP.  For more information regarding the PIP call (800) 497-2960.

Additional Information Regarding Purchases: Purchase orders received by the Transfer Agent before the close of regular trading on the Exchange on any Business Day will be priced at the NAV that is determined as of the close of trading.  Purchase orders received after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day.

Any purchase order may be rejected if the Fund determines that accepting the order would not be in the best interest of the Fund or its shareholders.  The Fund reserves the right to reject any account application.  The Transfer Agent will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Fund, for any payment that is returned.

Individual Retirement Accounts:  The Fund offers prototype documents for a variety of retirement accounts for individuals and small businesses.  Please call (800) 497-2960 for information on:

•	Individual Retirement Plans, including Traditional IRAs and Roth IRAs
•	Small Business Retirement Plans, including Simple IRAs and SEP IRAs
•	Coverdell Education Savings Accounts

There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholding.  For more information, call the number listed above.  You may be charged a $15 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account.
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REDEMPTION OF SHARES

You may sell (redeem) your shares on any Business Day.  Redemptions are effected at the NAV next determined after the Transfer Agent has received your redemption request.  The Fund’s name, the share class name, your account number, the number of shares or dollar amount you would like redeemed and signatures by all of the shareholders whose names appear on the account registration along with a signature guarantee, if applicable, should accompany any redemption requests.  You may elect to have redemption proceeds paid by check, by wire (for amounts $1,000 or more) or by electronic funds transfer via ACH.  Proceeds will be sent to the address or bank account on record.  For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account.  If you purchased your shares through a financial intermediary (as discussed under “Purchasing and Redeeming Shares Through a Financial Intermediary,” below) you should contact the financial intermediary for information relating to redemptions.

The Fund typically expects to pay redemption proceeds on the next Business Day after the redemption request is received in good order and prior to market close, regardless of whether the redemption proceeds are sent via check, wire, or ACH transfer.  If the Fund has sold securities to generate cash to meet your redemption request, the redemption proceeds may be postponed until the first Business Day after the Fund receives the sales proceeds. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for up to seven days, as permitted by federal securities law.  The Fund typically expects to meet redemption requests by paying out proceeds from cash or cash equivalent portfolio holdings, or by selling portfolio holdings if consistent with the management of the Fund.  The Fund reserves the right to redeem in-kind as described under “In-Kind Redemptions,” below.  Redemptions in‑kind are typically used to meet redemption requests that represent a large percentage of a fund’s net assets in order to minimize the effect of large redemptions on the Fund and its remaining shareholders.  Redemptions in-kind may be used regularly in circumstances as described above, and may also be used in stressed market conditions.

By Mail:  If you redeem your shares by mail, you must submit written instructions which indicate the Fund name and class, your account number, the number of shares or dollar amount you would like redeemed and the signatures by all of the shareholders whose names appear on the account registration along with a signature guarantee, if applicable.  Your redemption request should be sent to:

Regular mail:
Hood River Small-Cap Growth Fund
c/o U.S. Bank Global Fund Services
P. O. Box 701
Milwaukee, WI 53201-0701

Overnight mail:
Hood River Small-Cap Growth Fund
c/o U.S. Bank Global Fund Services 615 East Michigan Street, 3rd Floor
Milwaukee, WI  53202

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at the U.S. Bank Global Fund Services post office box, of redemption requests does not constitute receipt by the Transfer Agent.  Receipt of redemption requests is based on when the order is received at the Transfer Agent’s offices.

By Wire: Wires are subject to a $15 fee paid by you, but you do not incur any charge when proceeds are sent via the ACH system.
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By Telephone:  If you prefer to redeem your shares by telephone, you must accept telephone options on your account application.  You may then initiate a redemption of shares if your account has been open at least 15 days, up to the amount of $50,000, by calling the Transfer Agent at (800) 497-2960.  Adding telephone options to an existing account may require a signature guarantee or other acceptable form of authentication from a financial institution source.  Redemption requests by telephone must be received by the Transfer Agent before the close of regular trading on the Exchange on any Business Day.  During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction. Once a telephone transaction has been accepted, it may not be canceled or modified after the close of regular trading on the Exchange (generally 4:00 p.m., Eastern time).

Before executing an instruction received by telephone, the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine.  The telephone call may be recorded and the caller may be asked to verify certain personal identification information.  If the Fund or its agents follow these procedures, they cannot be held liable for any loss, expense or cost arising out of any telephone redemption request that is reasonably believed to be genuine.  This includes fraudulent or unauthorized requests.  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

Systematic Withdrawal Plan:  As another convenience, you may redeem your Fund shares through the Systematic Withdrawal Plan (“SWP”).  Under the SWP, you may choose to receive a specified dollar amount, generated from the redemption of shares in your account, on a monthly, bi-monthly, quarterly, semi-annual, or annual basis.  In order to participate in the SWP, your account balance must be at least $10,000 and each payment should be a minimum of $100.  If you elect this method of redemption, the Fund will send a check to your address of record, or will send the payment via electronic funds transfer through the ACH network, directly to your bank account.  The SWP may be terminated at any time by the Fund.  You may also elect to terminate your participation in the SWP at any time by contacting the Transfer Agent at least 5 days prior to the next withdrawal.

A withdrawal under the SWP involves a redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount requested to be withdrawn exceeds the amount available in your Fund account, which includes any dividends credited to your account, the account will ultimately be depleted.

In-Kind Redemptions:  The Fund reserves the right to honor redemption requests by making payment in whole or in part by a distribution of securities from the Fund’s portfolio (a “redemption in-kind”) and may do so in the form of pro-rata slices of the Fund’s portfolio, individual securities or a representative basket of securities.  Redemptions in kind are taxable in the same manner as redemptions paid in cash for federal income tax purposes.  In addition, the sale of any marketable securities received in-kind may give rise to taxable gains or losses.  Securities redeemed in-kind will be subject to market risk until they are sold.  In addition, the sale of securities received in-kind may be subject to brokerage fees, and may give rise to taxable gains or losses.

Signature Guarantees:  A signature guarantee, from either a Medallion program member or a non-Medallion program member, is required to redeem shares in the following situations:

•	if ownership is being changed on your account;
•	when redemption proceeds are payable or sent to any person, address or bank account not on record;
•	when a redemption is received by the Transfer Agent and the account has changed within the last 30 calendar days;
•	for all redemptions in excess of $50,000 from any shareholder account.

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The Fund may waive any of the above requirements in certain instances.  In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.

IRA and other retirement plan redemptions:  If you have an IRA, you must indicate on your written redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election to have tax withheld will be subject to 10% withholding.  Shares held in IRA accounts may also be redeemed by telephone at (800) 497-2960.  Investors will be asked whether or not to withhold taxes from any distribution.

PURCHASING AND REDEEMING SHARES THROUGH A FINANCIAL INTERMEDIARY

You may purchase and redeem shares of the Fund through certain financial intermediaries (and their agents) that have made arrangements with the Fund to sell its shares.  When you place your purchase or redemption order with such a financial intermediary, your order is treated as if you had placed it directly with the Transfer Agent, and you will pay or receive the next NAV calculated by the Fund.  Financial intermediaries may be authorized by the Distributor to designate other financial intermediaries to accept orders on the Fund’s behalf.  An order is deemed to be received when the Fund, a financial intermediary or, if applicable, a financial intermediary’s authorized designee accepts the order.  The financial intermediary holds your shares in an omnibus account in the financial intermediary’s name, and the financial intermediary maintains your individual ownership records.  Your financial intermediary may charge you a fee for handling your purchase and redemption orders.  The financial intermediary is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund’s Prospectus.

The Distributor, on behalf of the Fund, may enter into agreements with financial intermediaries that provide recordkeeping, transaction processing and other administrative services for customers who own Fund shares.  The Advisor and/or its affiliates may pay financial intermediaries for such services.  The fee charged by financial intermediaries may be based on the number of accounts or may be a percentage of the average value of accounts for which the financial intermediary provides services.

EXCHANGING BETWEEN SHARE CLASSES

You may exchange shares of one share class of the Fund for a different share class of the Fund if you meet the minimum initial investment, eligibility criteria and other requirements for investment in the share class you are exchanging into.  Share class exchanges are based on the relevant NAVs of the applicable share classes at the time of the conversion, and no charge is imposed.  An exchange from one class to another within the Fund will not be a taxable transaction.
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To obtain more information about share class exchanges, or to place exchange orders, contact the Transfer Agent, or, if your shares are held in an account with a financial intermediary, contact the financial intermediary.  Your financial intermediary may impose conditions on such transactions in addition to those disclosed in this prospectus.  The Fund reserves the right to modify or eliminate the share class exchange feature.

FREQUENT PURCHASES AND REDEMPTIONS

The Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements (market timing).  Frequent purchases and redemptions of Fund shares can disrupt the management of the Fund, negatively affect the Fund’s performance, and increase expenses for all of the Fund’s shareholders.  In particular, frequent trading can: (i) force the Fund’s portfolio managers to hold larger cash positions than desired instead of fully investing the Fund, which can result in lost investment opportunities; (ii) cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) increase broker-dealer commissions and other transaction costs as well as administrative costs for the Fund; and (iv) trigger taxable gains for other shareholders.  Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when the Fund invests in securities that are thinly traded (some small-capitalization stocks, for example) or are traded primarily in markets outside of the U.S.  Frequent traders using arbitrage strategies can dilute the Fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market timing investment strategies, you should not purchase shares of the Fund.

The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares.  The Fund’s policy is intended to discourage excessive trading in the Fund’s shares that may harm long-term investors and to make reasonable efforts to detect and deter excessive trading.  The Fund reserves the right to reject any purchase request order at any time and for any reason, without prior written notice.  The Fund may, in certain circumstances, reverse a transaction determined to be abusive.

The Fund will generally monitor trading activity within a 90 day period.  The Fund may consider trading activity over a longer period than 90 days and may take into account market conditions, the number of trades, and the amount of the trades in making such determinations.  In applying these policies, the Fund considers the information available at the time and may consider trading activity in multiple accounts under common ownership, control, or influence.

When excessive or short-term trading is detected, the party involved may be banned from future trading in the Fund.  Judgments related to the rejection of purchase and the banning of future trades are inherently subjective and involve some selectivity in their application.  The Fund will seek to make judgments and applications that are consistent with the interests of the affected Fund’s shareholders.

The Fund’s policies for deterring excessive trading in Fund shares are intended to be applied uniformly to all Fund shareholders to the extent practicable.  Some intermediaries, however, maintain omnibus accounts in which they aggregate orders of multiple investors and forward the aggregated orders to the Fund.  Because the Fund receives these orders on an aggregated basis and because these omnibus accounts may trade with numerous fund families with differing market timing policies, the Fund is substantially limited in its ability to identify or deter excessive traders or other abusive traders.  The Fund will use its best efforts to obtain the cooperation of intermediaries to identify excessive traders and to prevent or limit abusive trading activity to the extent practicable.  Nonetheless, the Fund’s ability to identify and deter frequent purchases and redemptions of the Fund’s shares through omnibus accounts is limited.  The Fund’s success in accomplishing the objectives of the policies concerning excessive trading in Fund shares in this context depends significantly upon the cooperation of the intermediaries, which may have adopted their own policies regarding excessive trading which are different than those of the Fund. In some cases, the Fund may rely on the excessive trading policies of the financial intermediaries in lieu of applying the Fund’s policies when the Fund believes that the policies are reasonably designed to prevent excessive trading practices that are detrimental to the Fund.
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OTHER FUND POLICIES

Small Accounts:  If the value of your account falls below the investment minimum, the Fund may ask you to increase your balance.  If the account value is still below the investment minimum after 60 days, the Fund may close your account and send you the proceeds.  The Fund will not close your account if it falls below the investment minimum solely as a result of a reduction in your account’s market value.

Customer Identification Program:  In compliance with the USA Patriot Act of 2001, please note that the Transfer Agent will verify certain information on your Account Application as part of the Fund’s Anti-Money Laundering Program. As requested on the Application, you must supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Additional information may be required in certain circumstances.  If you are opening an account in the name of a legal entity (e.g., a partnership, business trust, limited liability company, corporation, etc.), you may be required to supply the identity of the beneficial owner or controlling person(s) of the legal entity prior to the opening of your account.  Applications without such information may not be accepted.  To the extent permitted by applicable law, the Fund reserves the right to: (i) place limits on transactions in an investor’s account until the investor’s identity is verified; (ii) refuse an investment in the Fund; or (iii) involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified.

Householding:  In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at (800) 497-2960 to request individual copies of these documents.  Once the Fund receives notice to stop householding, we will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Lost Shareholders:  It is important that the Fund maintain a correct address for each shareholder.  An incorrect address may cause an investor’s account statements and other mailings to be returned to the Fund.  Based upon statutory requirements for returned mail, the Fund will attempt to locate the shareholder or rightful owner of the account.  If the Fund is unable to locate the shareholder, then it will determine whether the shareholder’s account can legally be considered abandoned.  The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements.  The shareholder’s last known address of record determines which state has jurisdiction. Investors with a state of residence in Texas have the ability to designate a representative to receive legislatively required unclaimed property due diligence notifications. Please contact the Texas Comptroller of Public Accounts for further information.  Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the "inactivity period" specified in your State's abandoned property laws.

DISTRIBUTIONS

Distributions from the net investment income, if any, of the Fund are declared and paid annually.  Any net capital gain realized by the Fund also will be distributed annually.
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Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased).  All distributions are reinvested in additional shares, unless you choose one of the following options: (1) receive distributions of net capital gain in cash, while reinvesting net investment income distributions in additional Fund shares; (2) receive all distributions in cash; or (3) reinvest net capital gain distributions in additional Fund shares, while receiving distributions of net investment income in cash.  If you elect to receive distributions and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s current NAV, and to reinvest all subsequent distributions.  You may change the distribution option on your account at any time.  If you wish to change your distribution option, write or call the Transfer Agent at least 5 days prior to the record date for the distribution.  Shares become entitled to receive distributions on the day after the shares are issued.

TAXES
Changes in income tax laws, potentially with retroactive effect, could impact the Fund’s investments or the tax consequences to you of investing in the Fund.

Distributions of the Fund’s investment company taxable income (which includes, but is not limited to, interest, dividends, net short-term capital gain and net gain from foreign currency transactions), if any, are generally taxable to the Fund’s shareholders as ordinary income.  For a non-corporate shareholder, to the extent that the Fund’s distributions of investment company taxable income are attributable to and reported as “qualified dividend” income, such income may be subject to tax at the reduced federal income tax rates applicable to long-term capital gain, if certain holding period requirements have been satisfied by the shareholder.  For a corporate shareholder, a portion of the Fund’s distributions of investment company taxable income may qualify for the intercorporate dividends-received deduction to the extent the Fund receives dividends directly or indirectly from U.S. corporations, reports the amount distributed as eligible for the deduction and the corporate shareholder meets certain holding period requirements with respect to its shares.  To the extent that the Fund’s distributions of investment company taxable income are attributable to net short-term capital gain, such distributions will be treated as ordinary income and cannot be offset by a shareholder’s capital losses from other investments.

Distributions of the Fund’s net capital gain (net long-term capital gain less net short-term capital loss) are generally taxable as long-term capital gain regardless of the length of time that a shareholder has owned Fund shares.  Distributions of net capital gain are not eligible for qualified dividend income treatment or the dividends-received deduction referred to in the previous paragraph.

You will be taxed in the same manner whether you receive your distributions (of investment company taxable income or net capital gain) in cash or reinvest them in additional Fund shares.  Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders of record and paid the following January are taxable as if received on December 31.

In addition to the federal income tax, certain individuals, trusts and estates may be subject to a Net Investment Income (“NII”) tax.  The NII tax is imposed on the lesser of: (i) the taxpayer’s investment income, net of deductions properly allocable to such income; or (ii) the amount by which the taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately).  The Fund’s distributions are includable in a shareholder’s investment income for purposes of this NII tax.  In addition, any capital gain realized by a shareholder upon a sale or redemption of Fund shares is includable in such shareholder’s investment income for purposes of this NII tax.
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Shareholders that sell or redeem shares generally will have a capital gain or loss from the sale or redemption.  The amount of the gain or loss and the applicable rate of federal income tax will depend generally upon the amount paid for the shares, the amount received from the sale or redemption (including in-kind redemptions) and how long the shares were held by a shareholder.  Gain or loss realized upon a sale or redemption of Fund shares will generally be treated as a long-term capital gain or loss if the shares have been held for more than one year and, if held for one year or less, as short term capital gain or loss.  Any loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of any distributions of net capital gain received or deemed to be received with respect to such shares.  In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted.  If you purchase Fund shares (through reinvestment of distributions or otherwise) within 30 days before or after selling or redeeming other Fund shares at a loss, all or part of that loss will not be deductible and will instead increase the basis of the new shares.

The Fund is required to report to certain shareholders and the IRS the cost basis of Fund shares acquired on or after January 1, 2012 when those shareholders subsequently sell or redeem those shares.  The Fund will determine cost basis using the “first-in first-out” method (defined below) unless you elect in writing any alternate IRS-approved cost basis method.  Please see the SAI for more information regarding cost basis reporting.

The federal income tax status of all distributions made by the Fund for the preceding year will be annually reported to shareholders.  Distributions made by the Fund may also be subject to state and local taxes.  Additional tax information may be found in the SAI.

This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you.  There may be other federal, state, foreign or local tax considerations applicable to a particular investor.  You are urged to consult your own tax advisor.

Backup Withholding: The Fund may be required in certain cases to withhold and remit to the Internal Revenue Service (“IRS”) a percentage of taxable distributions or gross proceeds realized upon sale payable to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund when required to do so that they are not subject to backup withholding or that they are “exempt recipients.”

Cost Basis Reporting:  The Fund (or its agent) must report to the IRS and furnish to Fund shareholders cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date.  The Fund has selected “first-in, first out” (FIFO) as the default cost basis method.  Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how cost basis reporting applies to them.  If you wish to select another IRS-accepted cost basis method, please contact the Fund for further information.
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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the past five years, if available, for Institutional Shares of the Fund.  Certain information reflects financial results for a single share of the Fund.  The total returns in the tables represent the rate that you would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and other distributions.  Information in the financial highlights table has been audited by BBD, LLP whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available, without charge, upon request.

HOOD RIVER SMALL-CAP GROWTH FUND Institutional Shares	FOR THE YEARS ENDED JUNE 30,
	2018	2017	2016	2015	2014
Net Asset Value – Beginning of Year	$38.18	$28.32	$33.43	$29.09	$23.31

Income from Investment Operations: Net investment loss[1]	(0.18)	(0.26)	(0.13)	(0.24)	(0.22)
Net realized and unrealized gain (loss) on investments	6.16	10.12	(3.29)	4.58	6.00
Total from investment operations	5.98	9.86	(3.42)	4.34	5.78

Less Distributions:
Distributions from net realized gains	(2.55)	---	(1.69)	---	---
Total Distributions	(2.55)	---	(1.69)	---	---

Redemption Fees[3]	---[2]	---[2]	---[2]	---[2]	---[2]

Net Asset Value – End of Year	$41.61	$38.18	$28.32	$33.43	$29.09

Total Return	16.59%	34.82%	(10.41)%	14.92%	24.80%

Ratios and Supplemental Data:
Net assets, end of year (thousands)	$246,859	$216,147	$133,339	$97,315	$83,966
Ratio of operating expenses to average net assets:
Before Reimbursements	1.15%	1.22%	1.40%	1.45%	1.48%
After Reimbursements	1.06%	1.08%	1.09%	1.20%	1.25%
Ratio of net investment loss to average net assets:
Before Reimbursements	(0.55)%	(0.91)%	(0.75)%	(1.04)%	(1.05)%
After Reimbursements	(0.46)%	(0.77)%	(0.44)%	(0.79)%	(0.82)%
Portfolio turnover rate	102%	134%	170%	142%	115%

1 The net investment loss per share was calculated using the average shares outstanding method.
2 Amount is less than $0.01.
3 The Fund's redemption fee was eliminated on October 31, 2018.
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HOOD RIVER SMALL-CAP GROWTH FUND Investor Shares	Year Ended June 30, 2018	Year Ended June 30, 2017	July 7, 2015 through June 30, 2016*

Net Asset Value – Beginning of Period	$38.04	$28.25	$33.18

Income from Investment Operations:
Net investment loss[1]	(0.28)	(0.36)	(0.19)
Net realized and unrealized gain (loss) on investments	6.14	10.10	(3.05)
Total from investment operations	5.86	9.74	(3.24)

Less Distributions:
Distributions from net realized gains	(2.55)	---	(1.69)
Total distributions	(2.55)	---	(1.69)

Redemption Fees[4]	0.01	0.05	---[2]

Net Asset Value – End of Period	$41.36	$38.04	$28.25

Total Return	16.35%	34.65%	(9.96)%^

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$11,470	$1,401	$39
Ratio of operating expenses to average net assets:
Before Reimbursements	1.41%	1.48%	1.65%+
After Reimbursements	1.32%	1.33%	1.34%+
Ratio of net investment loss to average net assets:
Before Reimbursements	(0.81)%	(1.19)%	(0.99)%+
After Reimbursements	(0.72)%	(1.04)%	(0.68)%+
Portfolio turnover rate	102%	134%	170%[3]

*	Operations commenced for the Investor Shares on July 7, 2015.
+	Annualized
^	Not Annualized
[1]	The net investment loss per share was calculated using the average shares outstanding method.
[2]	Amount is less than $0.01.
[3]	Portfolio turnover was calculated on the basis of the Fund as a whole. The rate presented represents portfolio turnover for the entire fiscal year.
[4]	The Fund's redemption fee was eliminated on October 31, 2018.
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HOOD RIVER SMALL-CAP GROWTH FUND Retirement Shares	Year Ended June 30, 2018	March 3, 2017 through June 30, 2017*

Net Asset Value – Beginning of Period	$38.19	$35.31

Income from Investment Operations:
Net investment loss[1]	(0.15)	(0.11)
Net realized and unrealized gain on investments	6.17	2.99
Total from investment operations	6.02	2.88

Less Distributions:
Distributions from net realized gains	(2.55)	---
Total distributions	(2.55)	---

Redemption Fees[4]	---[2]	---[2]

Net Asset Value – End of Period	$41.66	$38.19

Total Return	16.70%	8.16%^

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$196,019	$20,784
Ratio of operating expenses to average net assets:
Before Reimbursements	1.08%	1.17%+
After Reimbursements	0.99%	0.99%+
Ratio of net investment loss to average net assets:
Before Reimbursements	(0.47)%	(1.11)%+
After Reimbursements	(0.38)%	(0.93)%+
Portfolio turnover rate	102%	134%[3]

*	Operations commenced for the Retirement Shares on March 3, 2017.
+	Annualized
^	Not Annualized
[1]	The net investment loss per share was calculated using the average shares outstanding method.
[2]	Amount is less than $0.01.
[3]	Portfolio turnover was calculated on the basis of the Fund as a whole. The rate presented represents portfolio turnover for the entire fiscal year.
[4]	The Fund's redemption fee was eliminated on October 31, 2018.
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INVESTMENT ADVISER
Hood River Capital Management LLC
1 South West Columbia Street, Suite 630
Portland, Oregon 97258

COMPLIANCE SERVICES
Vigilant Compliance, LLC
223 Wilmington West Chester Pike, Suite 216
Chadds Ford, Pennsylvania 19317

LEGAL COUNSEL
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, Pennsylvania 19103

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
For overnight deliveries, use:
Hood River Small-Cap Growth Fund
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202

For regular mail deliveries, use:
Hood River Small-Cap Growth Fund
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank, N.A.
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

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Manager Directed Portfolios

FOR MORE INFORMATION

For investors wanting more information on the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports

These reports contain performance data and information on the Fund’s holdings, operating results, and a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance for the most recently completed fiscal year or half-year.

Statement of Additional Information

The SAI provides additional technical and legal descriptions of the Fund’s policies, investment restrictions, risks, and business structure, including a description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio security holdings.  The information in the SAI is incorporated into this prospectus by reference.

Copies of these documents, and answers to questions about the Fund, may be obtained without charge by contacting:

Hood River Small-Cap Growth Fund
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701
(800) 497-2960

The Fund’s SAI, Annual, and Semi-Annual Reports are also available, free of charge, at www.hoodrivercapital.com.

Information about the Fund, including the SAI, can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C.  Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Room of the SEC, Washington, D.C., 20549-1520.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  Reports and other information about the Fund may be viewed or downloaded from the EDGAR database on the SEC’s internet site at http://www.sec.gov.

For more information on opening a new account,
making changes to existing accounts,
purchasing or redeeming shares,
or other investor services, please call (800) 497-2960.

The investment company registration number is 811-21897.
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 MANAGER DIRECTED PORTFOLIOS

Hood River Small-Cap Growth Fund

Institutional Shares (HRSMX)
Investor Shares (HRSRX)
Retirement Shares (HRSIX)

615 East Michigan Street
Milwaukee, Wisconsin

STATEMENT OF ADDITIONAL INFORMATION
October 31, 2018

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the Fund’s current prospectus, dated October 31, 2018, as may be amended from time to time.  A copy of the current prospectus and Annual and Semi-Annual Reports may be obtained, without charge, by writing to the Fund at 615 East Michigan Street, Third Floor, Milwaukee, WI 53202, by calling toll-free (800) 497-2960, or on the website of the Fund at www.hoodrivercapital.com.

The financial statements of the Fund for the fiscal year ended June 30, 2018, included in the Annual Report to shareholders and the report dated August 23, 2018 of BBD, LLP, the independent registered public accounting firm for the Fund, related thereto are incorporated into this SAI by reference.  No other parts of the Annual Report are incorporated herein by reference.

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i

GENERAL INFORMATION

The Fund is a mutual fund that is a separate series of Manager Directed Portfolios (the “Trust”).  The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and the Fund is a diversified series of the Trust.  The Trust was organized as a Delaware statutory trust on April 4, 2006.  Effective July 1, 2016, the Trust changed its name from The Roxbury Funds to Manager Directed Portfolios.  The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to establish series of shares, each of which constitutes a series separate and distinct from the shares of the other series.  As of the date of this SAI, the Trust offers seven other active series in separate prospectuses and SAIs.

FUND HISTORY

The Fund began operations as a series of WT Mutual Fund, a separate Delaware statutory trust.  In connection with a reorganization that was completed on February 2, 2007, the Fund received all of the assets and liabilities of the Roxbury Small-Cap Growth Fund (the “Predecessor Fund”), a series of WT Mutual Fund.

Institutional Shares of the Predecessor Fund commenced operations on January 2, 2003.  The Institutional Shares of the Fund have adopted the accounting and performance history of the Predecessor Fund, for periods prior to the completion of the reorganization mentioned above.

Prior to July 1, 2005, the Predecessor Fund operated as a feeder fund in a master-feeder structure pursuant to which the Predecessor Fund invested in a corresponding “master series” of WT Investment Trust I (the “Master Trust”), which invested directly in investment securities.  The investment objective, strategies, policies, and limitations of the master series were identical to the Small-Cap Growth Fund.

Roxbury Capital Management, LLC (“Roxbury”) served as the primary investment adviser to the Fund from its inception (January 2, 2003) to January 20, 2015.  In 2013, Roxbury’s Small-Cap Growth Investment Team formed Hood River Capital Management LLC (the “Adviser”) and Hood River Capital Management LLC became the Fund’s sub-adviser effective May 30, 2013.  Effective January 20, 2015, the Adviser replaced Roxbury as the primary investment adviser to the Fund.  Effective April 9, 2015, the Fund changed its name from the Roxbury/Hood River Small-Cap Growth Fund to the Hood River Small-Cap Growth Fund.

INVESTMENT POLICIES AND RISKS

The following information supplements the information concerning the Fund’s investment objective, policies and limitations found in the prospectus.  The Fund seeks superior long-term growth of capital.  The investment objective of the Fund may not be changed without shareholder approval.

Under normal market conditions, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in securities of companies with market capitalizations, at the time of purchase, consistent with the capitalization ranges of small-cap companies.  The Fund considers small-cap companies to be those companies that make up the S&P SmallCap 600® and Russell 2000® Growth Indices.  The foregoing investment policy may be changed upon 60 days’ written notice to shareholders.  The Fund may include in its 80% calculation derivative instruments that are tied economically to small-cap companies.

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Cash Management.  Under normal market conditions, the Fund will, invest no more than 15% of its total assets in cash and cash equivalents including high-quality money market instruments and money market funds in order to manage cash flow.  Certain types of these instruments are described below.

Money Market Funds.  The Fund may invest in the securities of money market funds, within the limits prescribed by the 1940 Act.

U.S. Government Obligations.  The Fund may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.  Although not all obligations of agencies and instrumentalities are direct obligations of the U.S. Treasury, the U.S. Government may provide support for payment of the interest and principal on these obligations directly or indirectly.  This support can range from securities supported by the full faith and credit of the U.S. (for example, securities of the Government National Mortgage Association or “Ginnie Mae” securities), to securities that are supported solely or primarily by the creditworthiness of the issuer, such as securities issued by the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Tennessee Valley Authority, Federal Farm Credit Banks and the Federal Home Loan Banks (“FHLBs”).  In the case of obligations not backed by the full faith and credit of the U.S., a Fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitments.

Fannie Mae and Freddie Mac.  Fannie Mae and Freddie Mac were placed into conservatorship by the Federal Housing Finance Agency (FHFA), an independent regulator, in 2008, and FHFA succeeded to all of their rights, titles, powers, and privileges. At the time Fannie Mae and Freddie Mac were placed in conservatorship, the U.S. Treasury established preferred stock purchase agreements pursuant to which the U.S. Treasury will contribute cash capital to maintain a positive net worth in each enterprise. These agreements were amended in December 2009 to permit the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in net worth of the enterprises for a three-year period. FHFA has the right to transfer or sell any asset or liability of Fannie Mae or Freddie Mac without any approval, assignment or consent, although FHFA has stated that it has no present intention to do so. In addition, holders of mortgage-backed securities issued by Fannie Mae or Freddie Mac may not enforce certain rights related to such securities against FHFA, or the enforcement of such rights may be delayed, during the conservatorship.

Commercial Paper.  The Fund may invest in commercial paper.  Commercial paper consists of short-term (up to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations.  The Fund may invest only in commercial paper rated A-1 or higher by Standard & Poor’s Ratings Service (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”) or if not rated, determined by the investment adviser to be of comparable quality.

Bank Obligations.  The Fund may invest in U.S. dollar-denominated obligations of major banks, including certificates of deposit, time deposits and bankers’ acceptances of major U.S. and foreign banks and their branches located outside of the U.S., of U.S. branches of foreign banks, of foreign branches of foreign banks, of U.S. agencies of foreign banks and of wholly-owned banking subsidiaries of such foreign banks located in the U.S.  Obligations of foreign branches of U.S. banks and U.S. branches of wholly-owned subsidiaries of foreign banks may be general obligations of the parent bank, or the issuing branch or subsidiary, or both, or may be limited by the terms of a specific obligation or by government regulation.  Because such obligations are issued by foreign entities, they are subject to the risks of foreign investing.  A brief description of some typical types of bank obligations follows:

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•
Bankers’ Acceptances.  Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer.  These instruments reflect the obligation of both the bank and the drawer to pay the face amount of the instrument upon maturity.

•
Certificates of Deposit.  Certificates of deposit are certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from 14 days to one year) at a stated or variable interest rate.  Variable rate certificates of deposit provide that the interest rate will fluctuate on designated dates based on changes in a designated base rate (such as the composite rate for certificates of deposit established by the Federal Reserve Bank of New York).

•	Time Deposits. Time deposits are bank deposits for fixed periods of time.

Convertible Securities.  Convertible securities have characteristics similar to both fixed income and equity securities.  Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock.  As a result, the Fund’s selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock.  The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuers and any call provisions.

The Fund may invest in convertible securities that are rated, at the time of purchase, in the three highest rating categories by a nationally recognized statistical rating organization (“NRSRO”) such as Moody’s or S&P, or if unrated, are determined by the investment adviser to be of comparable quality (see “Appendix A - Description of Ratings”).  Ratings represent the rating agency’s opinion regarding the quality of the security and are not a guarantee of quality.  Should the rating of a security be downgraded subsequent to the Fund’s purchase of the security, the investment adviser will determine whether it is in the best interest of the Fund to retain the security.

Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks.  In general, cyber incidents can result from deliberate attacks or unintentional events.  Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users).  Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.  Similar adverse consequences could result from cyber incidents affecting issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for fund shareholders) and other parties.  In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.  While the Fund’s service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified.  Furthermore, the Fund cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund or its shareholders.  As a result, the Fund and its shareholders could be negatively impacted.

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Debt Securities.  Debt securities represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.

The value of debt securities may be affected significantly by changes in interest rates.  Generally, when interest rates rise, a debt security’s value declines and when interest rates decline, its market value rises.  Generally, the longer a debt security’s maturity, the greater the interest rate risk and the higher its yield.  Conversely, the shorter a debt security’s maturity, the lower the interest rate risk and the lower its yield.  Individual debt securities may be subject to the credit risk of the issuer.  The underlying issuer may experience unanticipated financial problems and may be unable to meet its payment obligations.  Debt securities receiving a lower rating compared to higher rated debt securities, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances.  Ratings agencies such as Moody’s, Fitch and S&P provide ratings on debt obligations based on their analyses of information they deem relevant.  Ratings are essentially opinions or judgments of the credit quality of an issuer and may prove to be inaccurate.

Depositary Receipts.  American Depositary Receipts (“ADRs”) as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer.  These certificates are issued by depository banks and generally trade on an established market in the U.S. or elsewhere.  The underlying shares are held in trust by a custodian bank or similar financial institution.  The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.  ADRs may be available through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary.  An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security.  Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility.  The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.  ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies.  However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.  These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country.

Foreign Securities.  The Fund may invest in foreign securities either directly by purchasing foreign securities or indirectly by purchasing depositary receipts or depositary shares of foreign securities (see “Depositary Receipts” above).  Foreign securities include equity securities issued by issuers that are primarily traded on a non-U.S. exchange, debt securities issued by issuers located outside the U.S., and securities issued in the form of ADRs and EDRs.  Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the-counter markets.  Investing in foreign securities involves certain special risks and considerations that are not typically associated with investing in U.S. companies, including, but not limited to: (i) generally less liquid and less efficient securities markets; (ii) generally greater price volatility; (iii) exchange rate fluctuations and exchange controls; (iv) the imposition of restrictions on the expatriation of funds or other assets; (v) less publicly available information about issuers; (vi) the imposition of taxes; (vii) higher transaction and custody costs; (viii) settlement delays and risk of loss; (ix) difficulties in enforcing contracts; (x) less liquidity and smaller market capitalizations; (xi) lesser regulation of securities markets; (xii) different accounting and disclosure standards; (xiii) governmental interference; (xiv) higher inflation; (xv) social, economic and political uncertainties; (xvi) the risk of expropriation of assets; and (xvii) the risk of war.

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Futures and Options on Futures; Derivatives.  The Fund may purchase futures and options on futures.  Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.  The Fund may use futures contracts and related options for: bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount multiplied by the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When the Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to “cover” its position in order to limit leveraging and related risks.  To cover its position, the Fund may segregate (and mark-to-market on a daily basis) cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules and U.S. Securities and Exchange Commission (“SEC”) interpretations thereunder. The segregated account functions as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund’s outstanding portfolio securities.  Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

The Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract.  In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will segregate cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract.  The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.  The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

The Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option.  In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract.  The Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option.  The Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract.  The Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

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There are significant risks associated with a Fund’s use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the adviser’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund’s exposure to price fluctuations, while others tend to increase its market exposure.

The Fund may also enter into other derivative investments such as swaps.  Generally derivative securities are investments that derive their value on the value of an underlying asset, reference rate or index.  All derivative investments are subject to a number risks such as liquidity, operational, counterparty, accounting and tax risks.  The use of derivatives is a highly specialized investment activity.

Hedging Strategies.  The Fund may engage in certain hedging strategies that involve options and futures.  The Fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended, (the “Code”) for maintaining its qualifications as a regulated investment company for federal income tax purposes. Under rules adopted by the U.S. Commodity Futures Trading Commission (“CFTC”), the adviser of an investment company is subject to registration with the CFTC as a “commodity pool operator” (“CPO”) under the Commodity Exchange Act if the investment company is unable to comply with certain trading and marketing limitations. The Trust, on behalf of the Fund, has claimed an exclusion from the definition of CPO under the Commodity Exchange Act, and, therefore, is not subject to registration or regulation as a CPO under that Act with respect to the Fund.  The Trust, on behalf of the Fund, is required to affirm the Fund’s CPO exclusion annually within 60 days of the start of the calendar year.

With respect to investments in swap transactions, commodity futures, commodity options or certain other derivatives used for purposes other than bona fide hedging purposes, an investment company must meet one of the following tests under the amended regulations in order to claim an exemption from being considered a “commodity pool” or a CPO. First, the aggregate initial margin and premiums required to establish an investment company’s positions in such investments may not exceed five percent (5%) of the liquidation value of the investment company’s portfolio (after accounting for unrealized profits and unrealized losses on any such investments). Alternatively, the aggregate net notional value of such instruments, determined at the time of the most recent position established, may not exceed one hundred percent (100%) of the liquidation value of the investment company’s portfolio (after accounting for unrealized profits and unrealized losses on any such positions). In addition to meeting one of the foregoing trading limitations, the investment company may not market itself as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps and derivatives markets. In the event that an investment adviser was required to register as a CPO, the disclosure and operations of the Fund would need to comply with all applicable CFTC regulations. Compliance with these additional registration and regulatory requirements would increase operational expenses. Other potentially adverse regulatory initiatives could also develop.  If CPO registration is required, the adviser may avail itself of the CFTC’s rules for CPOs which seek to harmonize CFTC reporting, disclosure and recordkeeping obligations with overlapping SEC regulations.

Illiquid Securities.  The Fund may invest no more than 15% of its net assets in illiquid securities.  Illiquid securities are securities that cannot be disposed of within seven days at approximately the value at which they are being carried on the Fund’s books.  On or about June 1, 2019, in connection with the implementation of the Securities and Exchange Commission’s (“SEC”) new liquidity risk management rule, the term “illiquid security” will be defined as a security which the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security.  If the limitation on illiquid securities is exceeded, other than by a change in market values, the condition will be reported to the Board and, when required by the liquidity risk management rule, to the SEC.

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Investment Company Securities and Exchange-Traded Funds.  The Fund may invest in investment company securities, including exchange-traded funds (“ETFs”), to the extent permitted by the 1940 Act and the rules thereunder.  Generally, the Fund may not purchase shares of an investment company if (a) such a purchase would cause the Fund to own in the aggregate more than 3% of the total outstanding voting stock of the investment company, (b) such a purchase would cause the Fund to have more than 5% of its total assets invested in the investment company, or (c) more than 10% of the Fund’s total assets would be invested in investment companies.  As a shareholder in an investment company, the Fund would bear its pro rata portion of the investment company’s expenses, including advisory fees, in addition to its own expenses.  Although the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including ETFs, registered investment companies may be permitted to invest in certain ETFs beyond the limits set forth in Section 12(d)(1) provided such ETF is granted an exemptive order by the SEC subject to certain terms and conditions imposed by such exemptive order.  It is possible that the Fund will enter into an agreement with an ETF pursuant to an exemptive order to allow the Fund to invest in such ETF beyond the Section 12(d)(1) limitations.

Options on Securities and Securities Indices.  The Fund may purchase call options on securities that the investment adviser intends to include in the Fund in order to fix the cost of a future purchase or attempt to enhance return by, for example, participating in an anticipated increase in the value of a security.  The Fund may purchase put options to hedge against a decline in the market value of securities held in the Fund or in an attempt to enhance return.  The Fund may write (sell) put and covered call options on securities in which they are authorized to invest.  The Fund may also purchase put and call options, and write put and covered call options on U.S. securities indices.  Stock index options serve to hedge against overall fluctuations in the securities markets rather than anticipated increases or decreases in the value of a particular security.  Of the percentage of the assets of the Fund that is invested in equity (or related) securities, the Fund may not invest more than 10% of such assets in covered call options on securities and/or options on securities indices.

Repurchase Agreements.  The Fund may invest in repurchase agreements.  A repurchase agreement is a transaction in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to a bank or dealer at an agreed upon date and price reflecting a market rate of interest, unrelated to the coupon rate or the maturity of the purchased security.  While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to a Fund if the other party to the repurchase agreement defaults), it is the policy of the Fund to limit repurchase transactions to primary dealers and banks whose creditworthiness has been reviewed and found satisfactory by the adviser.  Repurchase agreements maturing in more than seven days are considered illiquid for purposes of the Fund’s investment limitations.

Restricted Securities.  Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the “1933 Act”) or an exemption from registration.  The Fund is subject to investment limitations on the purchase of illiquid securities.  Restricted securities, including securities eligible for re-sale pursuant to Rule 144A under the 1933 Act, that are determined to be liquid are not subject to this limitation.  This determination is to be made by the investment advisers pursuant to guidelines adopted by the Board.  Under these guidelines, the investment adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades.  In purchasing such restricted securities, each investment adviser intends to purchase securities that are exempt from registration under Rule 144A.

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Securities Lending.  The Fund may lend securities pursuant to agreements that require that the loans be continuously secured by collateral equal to 100% of the market value of the loaned securities.  Such collateral consists of cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities.  Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Fund exceeds one-third of the value of the Fund’s total assets taken at fair market value.  The Fund will earn interest on the investment of the cash collateral in U.S. Government securities, short-term money market instruments or such other approved vehicle.  However, the Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral.  There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities and even loss of rights in the collateral should the borrower of the securities fail financially.  However, loans are made only to borrowers deemed by the adviser to be of good standing and when, in the judgment of the adviser, the consideration that can be earned currently from such securities loans justifies the attendant risk.  Either party upon reasonable notice to the other party may terminate any loan.

Temporary Defensive Position.  The Fund may, without limit, invest in commercial paper and other money market instruments rated in one of the two highest rating categories by an NRSRO, in response to adverse market conditions, as a temporary defensive position.  The result of this action may be that the Fund will be unable to achieve its investment objective.

Portfolio Turnover.  The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund’s portfolio securities.  For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less.  High portfolio turnover may result in increased brokerage costs to the Fund and also adverse tax consequences to the Fund’s shareholders.  For the fiscal years ended June 30, 2018 and June 30, 2017, the Fund’s portfolio turnover rate was 102% and 134%, respectively.

DISCLOSURE OF FUND HOLDINGS

The Fund has policies and procedures in place regarding the disclosure of Fund portfolio holdings designed to allow disclosure of Fund holdings information where it is deemed appropriate for the Fund’s operations or it is determined to be useful to the Fund’s shareholders without compromising the integrity or performance of the Fund.  Except when there are legitimate business purposes for selective disclosure of the Fund’s holdings, the Fund will not provide or permit others to provide information about the Fund’s holdings on a selective basis.

The Fund provides Fund holdings information as required in regulatory filings and shareholder reports, discloses Fund holdings information as required by federal or state securities laws, and may disclose Fund holdings information in response to requests by governmental authorities.  Regulatory filings with Fund holdings information are made approximately 60 days after the end of each fiscal quarter.

The Fund may, but is not required to, disclose some of the Fund’s portfolio holdings information on the Fund’s website, the Adviser’s website, at a shareholder meeting, in Adviser newsletters, or in other communications made available to all shareholders.  Such portfolio holdings disclosures may include the Fund’s complete portfolio holdings, the number of securities the Fund holds, a summary schedule of investments, the Fund’s top ten holdings, or a percentage breakdown of the Fund’s investments by country, sector and industry, or particular holdings.  The Adviser may not selectively disclose such information unless all of the information is disclosed by one of the above methods to all shareholders.

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The Fund may disclose information relating to the Fund’s portfolio holdings to:

•	certain “independent reporting agencies” recognized by the SEC to be acceptable agencies for the reporting of industry statistical information;
•	financial consultants to assist them in determining the suitability of the Fund as an investment for their clients, subject to a confidentiality agreement and trading restrictions; and
•
service providers who require access to the information, subject to a duty of confidentially: (i) in order to fulfill their contractual duties relating to the Fund; (ii) to facilitate the transition of a newly hired investment adviser prior to the commencement of its duties; (iii) to facilitate the review of the Fund by a ranking or ratings agency; or (iv) for the purpose of due diligence regarding a merger or acquisition.

The Fund may also disclose such information in accordance with ongoing arrangements with certain third parties.  Each of the following third parties have been approved to receive Fund holdings information:  (i) U.S. Bank Global Fund Services (“Fund Services”), the Fund’s administrator, transfer agent and fund accounting agent; (ii) the Fund’s independent public accounting firm; (iii) financial printers, solely for the purpose of preparing Fund reports or regulatory filings; (iv) U.S. Bank N.A., the Fund’s custodian in connection with its custody of the Fund’s assets; (v) Godfrey & Kahn, S.C., Trust counsel; (vi) Glass Lewis & Co. and Broadridge Financial Solutions, Inc., the Fund’s proxy voting services; (vii) Mar Vista Investment Partners, LLC, in connection with its provision of support services to the Fund’s investment adviser under the service level agreement discussed below; and (viii) the following data aggregators and ranking and ratings services: Lipper Analytical Services, Inc., Morningstar Inc., and Standard & Poor’s.  Information may be provided to these parties at any time on conditions of confidentiality.  “Conditions of Confidentiality” include confidentiality items included in written agreements, implied by the nature of the relationship or required by fiduciary or regulatory principles.  The Adviser and other Fund service providers will establish procedures to ensure that the Fund’s portfolio holdings information is only disclosed in accordance with these policies.  Except for the foregoing, the Trust has no ongoing arrangements to provide portfolio holdings information. In addition, such disclosures relating to the Fund’s portfolio holdings may be made by the Adviser’s trading desk to broker-dealers in connection with the purchase or sale of securities on behalf of the Fund.

In order to mitigate conflicts between the interests of Fund shareholders, on the one hand, and those of the Adviser or principal underwriter, or any affiliated person of the Fund, the Adviser, or principal underwriter, on the other, the Trust’s Chief Compliance Officer must approve a non-public disclosure of Fund holdings, other than the ongoing arrangements described above, which have been approved by the Board.  The Trust’s Chief Compliance Officer must report all such arrangements to disclose Fund holdings information to the Board on a quarterly basis, which will review such arrangements and terminate them if it determines such disclosure arrangements are not in the best interests of shareholders.  Before any non-public disclosure of information about the Fund’s holdings, the Chief Compliance Officer will require the recipient of such non-public Fund holdings information to agree, or provide proof of an existing duty, to keep the information confidential and to agree not to trade directly or indirectly based on the information or to use the information to form a specific recommendation about whether to invest in the Fund or any other security.  In addition, the Fund may disclose such information in such other limited circumstances as the Board or a committee thereof deems appropriate, subject to a confidentiality agreement and trading restrictions.  Under no circumstances may the Trust, the Adviser or their affiliates receive any consideration or compensation for disclosing Fund holdings information.

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INVESTMENT LIMITATIONS

The Fund has adopted the investment limitations set forth below.  Limitations which are designated as fundamental policies may not be changed without the affirmative vote of the lesser of (i) 67% or more of the shares of the Fund present at a shareholders meeting if holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund.  Except with respect to the asset coverage requirement under Section 18(f)(1) of the 1940 Act with respect to borrowing, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund or its assets or redemptions of shares will not be considered a violation of the limitation.  The asset coverage requirement under Section 18(f)(1) of the 1940 Act with respect to borrowings is an ongoing requirement.

As a matter of fundamental policy, the Fund will not:

1.
purchase the securities of any one issuer, if as a result, more than 5% of the Fund’s total assets would be invested in the securities of such issuer, or the Fund would own or hold 10% or more of the outstanding voting securities of that issuer, provided that:  (1) the Fund may invest up to 25% of its total assets without regard to these limitations; (2) these limitations do not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (3) repurchase agreements fully collateralized by U.S. Government obligations will be treated as U.S. Government obligations;

2.
purchase securities of any issuer if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of one or more issuers having their principal business activities in the same industry, provided, that this limitation does not apply to debt obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

3.
borrow money, provided that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investments), and then in an aggregate amount not in excess of 10% of the Fund’s total assets;

4.
make loans to other persons, except by:  (1) purchasing debt securities in accordance with its investment objective, policies and limitations; (2) entering into repurchase agreements; or (3) engaging in securities loan transactions;

5.	underwrite any issue of securities, except to the extent that the Fund may be considered to be acting as underwriter in connection with the disposition of any portfolio security;

6.
purchase or sell real estate, provided that the Fund may invest in obligations secured by real estate or interests therein or obligations issued by companies that invest in real estate or interests therein, including real estate investment trusts;

7.
purchase or sell physical commodities, provided that the Fund may invest in, purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other derivative financial instruments; or

8.	issue senior securities, except to the extent permitted by the 1940 Act.

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The following non-fundamental investment policies apply to the Fund and may be changed by the Board without shareholder approval.  The Fund will not:

1.	make short sales of securities except short sales against the box;

2.
purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities; provided that the Fund may make initial and variation deposits in connection with permitted transactions in options or future; or

3.	purchase additional portfolio securities if its outstanding borrowings exceed 5% of the value of its total assets.

TRUSTEES AND OFFICERS

The business and affairs of the Trust are managed under the oversight of the Board, subject to the laws of the State of Delaware and the Trust’s Agreement and Declaration of Trust.  The Board is currently comprised of three trustees who are not interested persons of the Trust within the meaning of the 1940 Act (the “Independent Trustees”) and one interested person of the Trust (the “Interested Trustee”).  The Trustees are responsible for deciding matters of overall policy and overseeing the actions of the Trust’s service providers.  The Officers of the Trust conduct and supervise the Trust’s daily business operations.

Name, Year of Birth and Address[1]	Position(s) Held With the Trust and Length of Time Served[3]	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by the Trustee During Past Five Years
INTERESTED TRUSTEE
James R. Schoenike[2] (Born 1959)	Trustee and Chairman since July 2016	President and CEO, Board of Managers, Quasar Distributors, LLC, (2000-2018).	8	None
INDEPENDENT TRUSTEES
Gaylord B. Lyman (Born 1962)	Trustee and Audit Committee Chairman, since April 2015	Senior Portfolio Manager, Affinity Investment Advisors, LLC, since 2017; Managing Director of Kohala Capital Partners, LLC, (2011 – 2016).	8	None
Scott Craven Jones (Born 1962)	Trustee since July 2016 and Lead Independent Trustee since May 2017	Managing Director, Carne Global Financial Services (US) LLC, since 2013.	8	Director, Guestlogix Inc. (a provider of ancillary-focused technology to the travel industry) (2015-2016); Trustee, XAI Octagon Floating Rate & Alternative Income Term Trust, since 2017.

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Name, Year of Birth and Address[1]	Position(s) Held With the Trust and Length of Time Served[3]	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by the Trustee During Past Five Years
Lawrence T. Greenberg (Born 1963)	Trustee since July 2016	Senior Vice President and Chief Legal Officer, The Motley Fool Holdings, Inc., since 1996; General Counsel, Motley Fool Asset Management, LLC, since 2008; Manager, Motley Fool Wealth Management, LLC, since 2013; Adjunct Professor, Washington College of Law, American University, since 2006.	8	None
[1]	The address of each Trustee as it relates to the Trust’s business is c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, WI 53202.
[2]	Mr. Schoenike is an Interested Trustee by virtue of his former position as President of Quasar Distributors, LLC, the Fund’s distributor (the “Distributor”).
[3]	Each Trustee serves during the continued lifetime of the Trust until he dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

As of December 31, 2017, no Independent Trustee nor any of his immediate family members (i.e., spouse or dependent children) serves as an officer or director or is an employee of the Adviser or Distributor, or any of their respective affiliates, nor is such person an officer, director or employee of any company controlled by or under common control with such entities.

Name, Year of Birth and Address	Position(s) Held with the Trust and Length of Time Served[3]	Principal Occupation(s) During the Past Five Years
OFFICERS
Douglas J. Neilson[1] (Born 1975)	President and Principal Executive Officer, since July 1, 2016	Vice President, Compliance and Administration, Fund Services, since 2001
Matthew J. McVoy[1] (Born 1980)	Treasurer and Principal Financial Officer, since July 1, 2016	Assistant Vice President, Compliance and Administration, Fund Services, since 2005
Nathan R. Bentley, CPA[1] (Born 1983)	Assistant Treasurer, since July 1, 2016	Officer, Compliance and Administration, Fund Services, since 2012
Gerard Scarpati[2] (Born 1955)	Chief Compliance Officer and Anti-Money Laundering Compliance Officer, since July 1, 2016	Compliance Director, Vigilant, since 2010
Rachel A. Spearo[1] (Born 1979)	Secretary, since October 31, 2016	Vice President, Compliance and Administration, Fund Services, since 2004

[1]	The mailing address of this officer is: 615 East Michigan Street, Milwaukee, Wisconsin 53202.
[2]	The mailing address of this officer is: 223 Wilmington West Chester Pike, Suite 216, Chadds Ford, Pennsylvania 19317.
[3]	Each officer is elected annually and serves until his or her successor has been duly elected and qualified.

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Leadership Structure and Responsibilities of the Board and the Committee.  The Board has selected James R. Schoenike, an Interested Trustee, to act as Chairman.  Mr. Schoenike’s duties include presiding at meetings of the Board and interfacing with management to address significant issues that may arise between regularly scheduled Board and Committee meetings.  In the performance of his duties, Mr. Schoenike will consult with the Independent Trustees and the Trust’s Officers and legal counsel, as appropriate.  The Chairman may perform other functions as requested by the Board from time to time.  The Board has selected Scott Craven Jones to serve as Lead Independent Trustee.  Mr. Jones’s duties include acting as a liaison with the Trust’s service providers, officers, legal counsel, and other Trustees between meetings, helping to set Board meeting agendas and serving as chair during executive sessions of the Independent Trustees.

The Board meets as often as necessary to discharge its responsibilities.  Currently, the Board conducts regular quarterly meetings and may hold special in-person or telephonic meetings as necessary to address specific issues that require attention prior to the next regularly scheduled meeting.  The Board also relies on professionals, such as the Trust’s independent registered public accounting firm and legal counsel, to assist the Trustees in performing their oversight responsibilities.

The Board has established one standing committee - the Audit Committee.  The Board may establish other committees, or nominate one or more Trustees to examine particular issues related to the Board’s oversight responsibilities, from time to time.  The Audit Committee meets throughout the year to perform its delegated oversight functions and reports its findings and recommendations to the Board.  For more information on the Committee, see the section “Audit Committee,” below.

The Board has determined that the Trust’s leadership structure is appropriate because it allows the Board to effectively perform its oversight responsibilities.

Audit Committee.  The Audit Committee is comprised of all of the Independent Trustees.  Mr. Lyman serves as the chairman of the Committee.  Pursuant to its charter, the Audit Committee has the responsibility, among others, to (1) select the Trust’s independent auditors; (2) review and approve the scope of the independent auditors’ audit activity; (3) review the financial statements which are the subject of the independent auditors’ certifications; and (4) review with such independent auditors the adequacy of the Trust’s basic accounting system and the effectiveness of the Trust’s internal accounting controls. Mr. Lyman and Mr. Jones serve as the Audit Committee’s “audit committee financial experts.”  During the Fund’s fiscal year ended June 30, 2018, the Audit Committee met three times with respect to the Fund.

Trustee Experience, Qualifications, Attributes and/or Skills.  The following is a brief discussion of the experience, qualifications, attributes and/or skills that led to the Board’s conclusion that each individual identified below is qualified to serve as a Trustee of the Trust.  In determining that a particular Trustee was qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which was controlling. The Board believes that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the advisers, other service providers, counsel and independent auditors, and to exercise effective business judgment in the performance of their duties, support the conclusion that each Trustee is qualified to serve as a Trustee of the Trust.  Many Trustee attributes involve intangible elements, such as intelligence, work ethic, the ability to work together, the ability to communicate effectively and the ability to exercise judgment, ask incisive questions, manage people and develop solutions to problems.

Mr. Schoenike has been a trustee of the Trust since July 2016 and serves as the Chairman of the Board.  Mr. Schoenike has been in the securities industry since 1981. In 2000, Mr. Schoenike was instrumental in establishing Quasar, a FINRA member broker-dealer dedicated to underwriting and distributing mutual funds, of which he served as President and Chief Executive Officer until October 2018. He was previously employed by various subsidiaries of U.S. Bankcorp since 1990. Since 1992, Mr. Schoenike has participated in the FINRA securities arbitration program as an industry arbitrator. His FINRA registrations include a series 7, 63, 24 (General Securities Principal), 4 (Options Principal), and 53 (Municipal Securities Principal), and he is also registered as an Operations Principal.

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Mr. Lyman has been a trustee of the Trust since April 2015, serves as Chairman of the Audit Committee and has been designated as an audit committee financial expert for the Trust.  Mr. Lyman has over 15 years of experience in the investment management industry.  He has served as Senior Portfolio Manager of Affinity Investment Advisors, LLC, an investment adviser, since 2017.  Prior to that, he served as the Managing Director and portfolio manager of Kohala Capital Partners, an investment adviser, from 2011 to 2016.  He also previously served as a vice president and portfolio manager of Becker Capital Management, Inc., an investment adviser.  Mr. Lyman has an MBA and holds the Chartered Financial Analyst designation.

Mr. Jones has been a trustee of the Trust since July 2016, has served as Lead Independent Trustee since May 2017, serves on the Audit Committee, and has been designated as an audit committee financial expert for the Trust.  Mr. Jones has over 25 years of experience in the asset management industry as an attorney and executive, holding various roles including Chief Operating Officer, Chief Financial Officer and Chief Administrative Officer, with asset class experience ranging from municipal bonds to hedge funds.  He also serves as trustee of another registered investment company. Mr. Jones has served as a Managing Director of Carne Global Financial Services (US) LLC since 2013. Prior to that, he was an Adviser to Wanzenburg Partners and served as Chief Operating Officer and Chief Financial Officer to Aurora Investment Management. He has a Juris Doctorate degree from Northwestern University School of Law and holds the Chartered Financial Analyst designation.

Mr. Greenberg has been a trustee of the Trust since July 2016, and serves on the Audit Committee.  Mr. Greenberg has over 20 years of experience in the securities industry. He has been Chief Legal Officer and Senior Vice President of The Motley Fool Holdings, Inc. since 1996.  He has also served as General Counsel to Motley Fool Asset Management, LLC since 2008 and Manager of Motley Fool Wealth Management, LLC since 2013. Mr. Greenberg is a Director of The Motley Fool Holdings, Inc.’s wholly-owned subsidiaries in the United Kingdom, Australia, Canada, Singapore, Hong Kong and Germany. He has a Master’s degree and a Juris Doctorate degree from Stanford University.

Risk Oversight.  The Board performs its risk oversight function for the Trust through a combination of (1) direct oversight by the Board as a whole and the Board committee, and (2) indirect oversight through the investment advisers and other service providers, Trust Officers and the Trust’s Chief Compliance Officer.  The Trust is subject to a number of risks, including but not limited to investment risk, compliance risk, operational risk and reputational risk.  Day-to-day risk management with respect to each Fund is the responsibility of the investment advisers or other service providers (depending on the nature of the risk) that carry out the Trust’s investment management and business affairs.  Each of the investment advisers and the other service providers have their own independent interest in risk management and their policies and methods of risk management will depend on their functions and business models and may differ from the Trust’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls.

The Board provides risk oversight by receiving and reviewing on a regular basis reports from the investment advisers and other service providers, receiving and approving compliance policies and procedures, periodic meetings with each Fund’s portfolio managers to review investment policies, strategies and risks, and meeting regularly with the Trust’s Chief Compliance Officer to discuss compliance reports, findings and issues.  The Board also relies on the investment advisers and other service providers, with respect to the day-to-day activities of the Trust, to create and maintain procedures and controls to minimize risk and the likelihood of adverse effects on the Trust’s business and reputation.
Board oversight of risk management is also provided by the Board’s Audit Committee.  The Audit Committee meets with the Trust’s independent registered public accounting firm to ensure that the Trust’s audit scope includes risk-based considerations as to the Trust’s financial position and operations.

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The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight.  The Board’s oversight role does not make the Board a guarantor of the Trust’s investments or activities.

Security and Other Interests.  As of the date of this SAI, no Trustee beneficially owned shares of the Fund.  Furthermore, as of the date of this SAI, neither the Trustees who are not “interested persons” of the Fund or any other series of Trust, nor members of their immediate family, own securities beneficially, or of record, in the Adviser, the Fund’s distributor or any of its affiliates.  Accordingly, neither the Trustees who are not “interested” persons of the Fund nor members of their immediate family, have a direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Fund’s distributor or any of their affiliates.

Compensation.  The Interested Trustee receives no compensation for his service as a Trustee.  For their services as Trustees, the Independent Trustees receive from the Trust an annual retainer in the amount of $6,000; $2,000 for each Board and Audit Committee  meeting attended in person; $2,000 for each special Board and Audit Committee meeting attended by telephone; and reimbursement for reasonable out-of-pocket expenses incurred in connection with attendance at Board or committee meetings.  The Audit Committee Chair and Lead Independent Trustee each receive an additional $1,000 annual retainer.  For the fiscal year ended June 30, 2018, the Independent Trustees received the following compensation from the Fund:

Independent Trustee	Aggregate Compensation from Fund[1]	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and the Trust[5] Paid to Trustees:
Gaylord Lyman[2,3]	$3,213	$0	$0	$23,000
Lawrence Greenberg[3]	$3,074	$0	$0	$22,000
Scott Craven Jones[3,4]	$3,213	$0	$0	$23,000
[1]	Trustees’ fees and expenses are allocated among the Fund and the other series comprising the Trust.
[2]	Audit Committee chairman.
[3]	Audit Committee member.
[4]	Lead Independent Trustee.
[5]	There are currently seven other active series within the Trust.

CODES OF ETHICS

In accordance with Rule 17j-1 under the 1940 Act, the Trust, the Adviser, and the Distributor have each adopted a Code of Ethics.  These Codes of Ethics permit, subject to certain conditions, personnel of the Adviser and the Distributor to invest in securities that may be purchased or held by the Fund.

On an annual basis or whenever deemed necessary, the Board reviews reports regarding the Code of Ethics relative to the Trust, including information about any material violations of the Code of Ethics.  Each Code of Ethics is publicly available as exhibits to the Fund’s registration statement filed with the SEC.

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PROXY VOTING

The Board has adopted proxy voting procedures, and thereunder delegated the responsibility for exercising the voting rights associated with the securities purchased and/or held by the Fund to the Adviser, subject to the Board’s continuing oversight.  In exercising its voting obligations, the Adviser is guided by general fiduciary principles.  The Adviser must act prudently, solely in the interest of the Fund, and for the purpose of providing benefits to the Fund.  The Adviser will consider the factors that could affect the value of the Fund’s investment in its determination on a vote.

The Adviser has identified certain significant contributors to shareholder value with respect to a number of common or routine matters that are often the subject of proxy solicitations for shareholder meetings.

The Adviser’s proxy voting procedures address these considerations and establish a framework for its consideration of a vote that would be appropriate for the Fund.  In particular, the proxy voting procedures outline principles and factors to be considered in the exercise of voting authority for proposals addressing many common or routine matters. The Adviser uses a third party vendor, Broadridge Financial Solutions, Inc., and its ProxyEdge voting service to process proxy votes for the firm’s clients.  The Adviser also utilizes the research and recommendation services of another third party provider, Glass Lewis & Co.

Finally, the Adviser’s proxy voting procedures establish a protocol for voting of proxies in cases in which it may have a potential conflict of interest arising from, among other things, a direct business relationship or financial interest in a company soliciting proxies.  In such instances, the Adviser will submit a separate report to the Board indicating the nature of the potential conflict of interest and how the determination of such vote was achieved.  The Adviser’s proxy voting policies and procedures are attached to this SAI as Appendix A.

The Fund’s proxy voting record for the twelve-month period ended June 30 of each year is available by August 31 of the same year (i) without charge, upon request, by calling (800) 497-2960 and (ii) on the SEC’s website at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges the existence of control.  A controlling person possesses the ability to control the outcome of matters submitted for shareholder vote by the Fund.  As of September 30, 2018, no person was a control person of the Fund.  As of September 30, 2018, all Trustees and officers as a group owned beneficially (as the term is defined in Section 13(d) under the Securities and Exchange Act of 1934) less than 1% of shares of the Fund.  As of September 30, 2018, the following shareholders were considered to be principal shareholders of the Institutional Shares, Investor Shares and Retirement Shares of the Fund:

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Institutional Shares
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers The Benefit of Customers ATTN Mutual Funds 211 Main Street San Francisco, CA 94105-1905	The Charles Schwab Corporation	DE	18.92%	Record
National Financial Services, LLC For the Exclusive Benefit of our Customers Attn: Mutual Funds Dept 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	N/A	DE	15.28%	Record
Minnesota Life Benefit Trust 400 Robert Street North, Suite A St. Paul, MN 55101-2099	N/A	N/A	13.70%	Record
SEI Private Trust Company ATTN: Mutual Fund Administrator One Freedom Valley Drive Overland Park, KS 19456-9989	N/A	N/A	27.84%	Record

Investor Shares
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. Special Custody A/C FBO Customers The Benefit of Customers ATTN: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	The Charles Schwab Corporation	DE	83.24%	Record
National Financial Services, LLC For the Exclusive Benefit of our Customers Attn: Mutual Funds Dept 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	N/A	DE	6.55%	Record

Retirement Shares
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
Bank of American Custodian FBO MFO 3799038 P.O. Box 843869 Dallas, TX 75284-3869	N/A	N/A	8.23%	Record
FFB Reg 401K Plan FBO American Fidelity Companies EM 5100 N Classen BLVD STE 620 Oklahoma City, OK 73118-5263	N/A	N/A	8.35%	Record

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Great-West Trust Company LLC TTEE F 8515 E Orchard RD 2T2 Greenwood Village, CO 80111-5002	N/A	N/A	5.87%	Record
National Financial Services, LLC For the Exclusive Benefit of our Customers Attn: Mutual Funds Dept 4th FL 499 Washington Boulevard Jersey City, NJ 07310-1995	N/A	DE	47.27%	Record
The Northern Trust CO AS Trustee AXA-DV P.O. Box 92994 Chicago, IL 60675-2994	NA	DE	20.95%	Record

INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser, Hood River Capital Management LLC, located at 1 South West Columbia Street, Suite 630, Portland, Oregon 97258, serves as the investment adviser to the Fund pursuant to the advisory agreement between the Trust and the Adviser (the “Advisory Agreement”). The Adviser was established in January 2013 as a Delaware limited liability company and offers investment advisory services to mutual funds, institutional accounts and individual investors. Brian Smoluch, David Swank and Robert Marvin, portfolio managers of the Fund, are control persons of the Adviser by virtue of their ownership of the Adviser.

Under the terms of the Advisory Agreement, the Adviser, with respect to the Fund, agrees to: (a) direct the investments of the Fund, subject to and in accordance with the Fund’s investment objective, policies and limitations set forth in the prospectus and this SAI; (b) purchase and sell for the Fund securities and other investments consistent with the Fund’s objective and policies; (c) supply office facilities, equipment and personnel necessary for servicing the investments of the Fund; (d) pay the salaries of all personnel of the Fund and the Adviser performing services relating to research, statistical and investment activities on behalf of the Fund; (e) make available and provide such information as the Fund and/or their administrator may reasonably request for use in the preparation of its registration statement, reports and other documents required by any applicable federal, foreign or state statutes or regulations; and (f) make its officers and employees available to the Trustees and Officers of the Trust for consultation and discussion regarding the management of the Fund and its investment activities. Additionally, the Adviser agrees to create and maintain all necessary records in accordance with all applicable laws, rules and regulations pertaining to the various functions performed by it and not otherwise created and maintained by another party pursuant to a contract with the Fund.

The Advisory Agreement has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the Board, including a majority of the Independent Trustees, casting votes in person at a meeting called for such purpose, or by a majority of the outstanding voting securities of the Fund.  The Advisory Agreement may be terminated by the Trust, by vote of the Board or shareholders of the Fund, or the Adviser on 60 days’ written notice without penalty.  The Advisory Agreement will also terminate automatically in the event of its assignment as defined in the 1940 Act.  The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the Agreement.

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Pursuant to the Advisory Agreement, the Adviser is entitled to receive from the Fund an annual advisory fee, paid monthly, of 0.90% of the Fund’s average daily net assets.  Pursuant to an agreement, the Adviser has agreed to waive a portion of its advisory fee or reimburse expenses to the extent the Fund’s total operating expenses, excluding taxes, Rule 12b-1 distribution fees, shareholder servicing fees, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses, exceed 0.99%.  Unless the Board and the Adviser mutually agree to its earlier termination, the agreement will remain in place until December 31, 2020 with respect to the Fund.

For the past three fiscal years, the Fund paid the Adviser the following amounts of advisory fees pursuant to the Advisory Agreement:

Fiscal Year Ended	Gross Advisory Fees Earned	Advisory Fee Waivers and Expenses Waived or Reimbursed	Net Advisory Fees
June 30, 2018	$2,816,455	($268,361)	$2,548,094
June 30, 2017	$1,685,720	($241,084)	$1,444,636
June 30, 2016	$1,147,856	($355,132)	$792,724

On August 1, 2016, the Adviser entered into a service-level agreement (“SLA”) with Mar Vista Investment Partners, LLC (“Mar Vista”).  Mar Vista provides certain support services to the Adviser, including operational, technology, marketing, compliance, finance and proxy coordinating support services.  The Adviser, not the Fund, pays Mar Vista for the services provided under the SLA.  Prior to August 1, 2016, those services were received through another provider.

SERVICE PROVIDERS

Fund Administrator and Fund Accountant
U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the “Administrator”) acts as the Fund’s administrator pursuant to an administration agreement between Fund Services and the Trust.  The Administrator provides certain administrative services to the Fund, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparing for signature by an officer of the Trust all of the documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, the Administrator does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.  As compensation for its services, Fund Services receives from the Fund a combined fee for fund administration and fund accounting services based on the Fund’s current average daily net assets.  Fund Services is also entitled to certain out-of-pocket expenses.  For the fiscal year ended June 30, 2017 and  2018 the Fund paid the following administrative fees to Fund Services for its series as the Funds administrator:

Fiscal Year Ended June 30,
2017	2018
$162,414	$277,613

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Fund Services also acts as fund accountant, transfer agent (“Transfer Agent”) and dividend disbursing agent under separate agreements with the Trust.

Prior to July 1, 2016, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), 760 Moore Road, King of Prussia, Pennsylvania 19406, served as the Fund’s administrator, fund accountant, and transfer agent. For the fiscal year ended June 30, 2016, the Fund paid $68,646 administrative fees to BNY Mellon for its services as the Fund’s prior administrator.

Independent Registered Public Accounting Firm
BBD, LLP serves as the independent registered public accounting firm to the Trust providing services which include: (1) auditing the annual financial statements for the Fund; and (2) the review of the annual federal income tax returns filed on behalf of the Fund.  BBD, LLP is located at 1835 Market Street, 3rd Floor, Philadelphia, Pennsylvania 19103.

Legal Counsel
Godfrey & Kahn, S.C., 833 East Michigan Street, Suite 1800, Milwaukee, Wisconsin 53202, serves as counsel to the Trust and the Independent Trustees.

Custodian and Securities Lending Agent
U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the custodian of the Fund’s assets pursuant to a custody agreement between the Custodian and the Trust, on behalf of the Fund, whereby the Custodian charges fees on a transactional basis plus out-of-pocket expenses.  The Custodian’s address is 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin, 53212.  The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund.  The Custodian and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Fund may invest.

Compliance Services
Vigilant Compliance, LLC (“Vigilant”) provides compliance services to the Fund pursuant to a service agreement between Vigilant and the Trust. Under this service agreement, Vigilant also provides an individual to serve as Chief Compliance Officer to the Trust, subject to the approval and oversight of the Board.  The Board has approved Mr. Scarpati as Chief Compliance Officer of the Trust.

SECURITIES LENDING

The Fund participates in securities lending arrangements whereby it lends certain of its portfolio securities to brokers, dealers and financial institutions (not with individuals) in order to receive additional income and increase the rate of return of its portfolio.  U.S. Bank, N.A. serves as the Fund’s securities lending agent. U.S. Bank, N.A. oversees the securities lending process, which includes the screening, selection and ongoing review of borrowers, monitoring the availability of securities, negotiating rebates, daily marking to market of loans, monitoring and maintaining cash collateral levels, processing securities movements and reinvesting cash collateral as directed by the Adviser.

For the most recent fiscal year ended June 30, 2018, the Fund’s securities lending activities resulted in the following:

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(i) Gross income from securities lending activities (including income from cash collateral reinvestment, negative rebates (i.e., those paid by the borrower to the lender), loan fees paid by borrowers when collateral is noncash, management fees from a pooled cash collateral reinvestment vehicle that are deducted from the vehicle’s assets before income is distributed, and any other income)	$1,344,789

(ii) Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$0
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$51,250
Administrative fees not included in revenue split	$0
Indemnification fee not included in revenue split	$0
Rebates (paid to borrower)	$222,880
Other fees not included in revenue split	$0
(iii) Aggregate fees/compensation for securities lending activities	$274,130
Net income from securities lending activities (i) - (iii)	$1,070,659

DISTRIBUTION OF SHARES

Quasar Distributors, LLC (the “Distributor”), located at 777 East Wisconsin Avenue, 6th Floor, Milwaukee, Wisconsin 53202, acts as the Fund’s distributor.  Pursuant to an agreement between the Distributor and the Trust (the “Distribution Agreement”), the Distributor serves as the Fund’s principal underwriter, provides certain administration services and promotes and arranges for the sale of the Fund’s shares.  The offering of the Fund’s shares is continuous and the Distributor distributes the Fund’s shares on a best efforts basis.  The Distributor, Administrator and Custodian are affiliated companies.  The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

The Distribution Agreement will continue in effect only if its continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Independent Trustees.  The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on 60 days’ written notice when authorized either by a majority vote of the outstanding voting securities of the Fund or by vote of a majority of the Independent Trustees.  The Distribution Agreement is terminable without penalty by the Distributor upon 60 days’ written notice to the Trust.  The Distribution Agreement will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

PORTFOLIO MANAGERS

Other Accounts Managed.  The following table provides additional information about other accounts managed by portfolio managers and management team members jointly and primarily responsible for the day-to-day management of the Fund as of June 30, 2018.

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Portfolio Manager and Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance (in millions)
Robert C. Marvin
Registered Investment Companies	0	$0.0	0	$0.0
Other Pool Investment Vehicles	0	$0.0	0	$0.0
Other Accounts	37	$1,576.6	6	$76.5
Brian P. Smoluch
Registered Investment Companies	0	$0.0	0	$0.0
Other Pool Investment Vehicles	0	$0.0	0	$0.0
Other Accounts	37	$1,576.6	6	$76.5
David G. Swank
Registered Investment Companies	0	$0.0	0	$0.0
Other Pool Investment Vehicles	0	$0.0	0	$0.0
Other Accounts	37	$1,576.6	6	$76.5

Material Conflicts of Interest.  Material conflicts of interest that may arise in connection with a portfolio manager’s management of the Fund’s investments and investments of other accounts managed include material conflicts between the investment strategy of the Fund and the investment strategy of the other accounts managed by the portfolio manager and conflicts associated with the allocation of investment opportunities between the Fund and other accounts managed by the portfolio manager.

The Adviser understands that potential material conflicts of interest exist in “side-by-side” management.  As such, the Adviser has procedures on the aggregation and allocation of transactions across accounts managed in the same investment strategy.  When possible, the Adviser aggregates the same transactions in the same securities for many accounts to enhance execution.  Clients in an aggregated transaction each receive the same price per share or unit, but, if they have directed brokerage to a particular broker, they may pay different commissions or may pay or receive a different price.

Certain clients may not be included in certain aggregated transactions because of cash availability, account restrictions, directed brokerage, or tax sensitivity.  The Adviser utilizes a trade rotation in these situations.  The allocation is pro-rata basis within each aggregated group unless the size of the fill is such that a pro-rata allocation is not appropriate.

The Adviser’s Code of Ethics details additional guidelines and procedures to eliminate potential material conflicts of interest.  Additional conflicts of interest may potentially exist or arise that are not discussed above.

Compensation. Following is a description of the structure of, and method used to determine the compensation received by the Fund’s portfolio managers or management team members from the Fund, the Adviser, or any other source with respect to managing the Fund and any other accounts.

The Adviser’s investment professionals receive a base salary commensurate with their level of experience.  The Adviser’s goal is to maintain competitive base salaries through a review of industry standards, market conditions and salary surveys.  Each Portfolio Manager’s compensation includes a combination of base salary, a benefits package, and a profit sharing plan linked directly to the net income of Adviser’s small-cap growth accounts.  Each Portfolio Manager participates in the Fund division’s profit growth through annual profit (bonus) distribution.  Compensation is tied to performance in this way.

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Ownership of securities.  The following table sets forth the dollar range of equity securities beneficially owned by the Fund’s portfolio managers as of June 30, 2018.

Portfolio Manager	Dollar Value of Portfolio Shares Beneficially Owned
Robert C. Marvin	over $1,000,000
Brian P. Smoluch	over $1,000,000
David G. Swank	$100,001-500,000

DISTRIBUTION (RULE 12b-1) PLAN

The Fund has adopted a distribution and shareholder service plan pursuant to Rule 12b-1 under the 1940 Act (the “Distribution Plan”) on behalf of the Investor Shares of the Fund.

Under the Distribution Plan, the Fund pays a Rule 12b-1 fee to the Distributor and other authorized recipients (the “Distribution Fee”) for distribution and shareholder services on behalf of the Investor Shares of the Fund.  The Distribution Fee for the Fund is an annual fee at the rate of up to 0.25% of the Fund’s average daily net assets attributable to Investor Shares.  The rate of the Rule 12b-1 fee applicable to Investor Shares is currently 0.17%, and will remain at that level at least through October 31, 2019.  The Distribution Plan provides that the Distributor may use all or any portion of such Distribution Fee to finance any activity that is principally intended to result in the sale of the Fund’s Shares, subject to the terms of the Distribution Plan, or to provide certain shareholder services to Investor Shares.

The Distribution Fee is payable to the Distributor regardless of the distribution-related expenses actually incurred on behalf of Investor Shares of the Fund.  Because the Distribution Fee is not directly tied to expenses, the amount of Distribution Fees paid by the Investor Shares of the Fund during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan.  For this reason, this type of distribution fee arrangement is characterized by the staff of the SEC as a “compensation” plan.  The Distributor does not retain any Distribution Fees for profit.  All Distribution Fees are held in retention for distribution-related expenses.

The Distributor may use the Distribution Fee to pay for services covered by the Distribution Plan including, but not limited to, advertising, compensating underwriters, dealers and selling personnel engaged in the distribution of Investor Shares of the Fund, the printing and mailing of prospectuses, statements of additional information and reports to other-than-current Fund shareholders, the printing and mailing of marketing material pertaining to the Fund, and administrative, shareholder services and other support services provided by financial intermediaries.

The Distribution Plan provides that it will continue from year to year upon approval by the majority vote of the Board, including a majority of the trustees who are not “interested persons” of the Fund, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operations of the Distribution Plan or in any agreement related to such plan (the “Qualified Trustees”), as required by the 1940 Act, cast in person at a meeting called for that purpose.  The Distribution Plan also requires that the Independent Trustees select and nominate all other trustees who are not “interested persons” of the Fund.  The Distribution Plan may not be amended to materially increase the amounts to be spent for distribution expenses without approval of shareholders holding a majority of the Fund’s Investor Shares outstanding.  All material amendments to the Distribution Plan must be approved by a vote of a majority of the Board and the Qualified Trustees, cast in person at a meeting called for the purpose of voting on any such amendment.

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The Distribution Plan requires that the Distributor and/or the Trust’s administrator provide to the Board, at least quarterly, a written report on the amounts and purpose of any payment made under the Distribution Plan.  The Distributor and administrator are also required to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the Distribution Plan should be continued. The Board of Trustees, including a majority of the Qualified Trustees, has determined that there is a reasonable likelihood that the Distribution Plan will benefit the Investor Shares of the Fund.  In particular, the Board of Trustees has determined that it believes that the Distribution Plan is reasonably likely to provide an incentive for broker dealers and other financial intermediaries to engage in sales and marketing efforts on behalf of the Fund and to provide enhanced services to holders of Investor Shares. With the exception of the Adviser in its capacity as investment adviser to the Fund, no “interested person” of the Fund, as defined in the 1940 Act, and no Qualified Trustee of the Fund has or had a direct or indirect financial interest in the Distribution Plan or any related agreement except to the extent Mr. Schoenike may be deemed to have indirect interest in the Distribution Plan by virtue of his former position with the Distributor.

The Distribution Plan provides for the ability to use Investor Shares’ assets to pay financial intermediaries (including those that sponsor mutual fund supermarkets), plan administrators and other service providers to finance any activity that is principally intended to result in the sale of Investor Shares (distribution services) or for the provision of certain shareholder services.  The payments made by the Fund to these financial intermediaries are based primarily on the dollar amount of assets invested in the Investor Shares of the Fund through the financial intermediaries.  These financial intermediaries may pay a portion of the payments that they receive from the Fund to their investment professionals.  Under the Distribution Plan, the Fund may, from time to time, make payments that help defray the expenses incurred by financial intermediaries for conducting training and educational meetings about various aspects of the Fund for their employees.  In addition, the Fund may make payments under the Distribution Plan for exhibition space and otherwise help defray the expenses these financial intermediaries incur in hosting client seminars where the Fund is discussed.

To the extent these asset-based fees and other payments made under the Distribution Plan to these financial intermediaries for the distribution services they provide to the Fund’s Investor Shares shareholders exceed the Distribution Fees available, these payments are made by the Adviser from its own resources, which may include its profits from the advisory fee it receives from the Fund.  In addition, the Fund may participate in various “fund supermarkets” in which a mutual fund supermarket sponsor (usually a broker-dealer) offers many mutual funds to the sponsor’s customers without charging the customers a sales charge.  In connection with the Fund’s participation in such platforms, all or a portion of the Distribution Fee may be used to pay one or more supermarket sponsors a negotiated fee for distributing and servicing the Fund’s Investor Shares.  In addition, in its discretion, the Adviser may pay additional fees to intermediaries from its own assets for the distribution and servicing of shares of the Fund.

The table below shows the amount of Distribution Fees incurred and the allocation of such fees by the Fund for the fiscal year ended June 30, 2018.

Actual Rule 12b-1 Expenditures Incurred by the Fund During the Fiscal Year Ended June 30, 2018
Advertising/Marketing	$0
Printing/Postage	$0
Payment to Distributor	$11,110
Payment to Dealers	$10,785
Compensation to Sales Personnel	$0
Other	$0
Total	$21,895

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SHAREHOLDER SERVICING PLAN

The Fund has adopted a Shareholder Servicing Plan on behalf of its Institutional Shares and Investor Shares to pay for shareholder support services from the Fund’s assets pursuant to a shareholder servicing agreement in an amount not to exceed 0.10% of average daily net assets of the Fund attributable to Institutional Shares and Investor Shares, respectively.  Under the plan, the Fund may pay shareholder servicing fees to shareholder servicing agents who have written shareholder servicing agreements with the Fund, and perform shareholder servicing functions and maintenance of shareholder accounts on behalf of Institutional Shares or Investor Shares shareholders.  Such services include: (1) establishing and maintaining accounts and records relating to shareholders who invest in the class; (2) aggregating and processing purchase and redemption requests and transmitting such orders to the transfer agent; (3) providing shareholders with a service that invests the assets of their accounts in shares of the Fund pursuant to specific or pre-authorized instructions; (4) processing dividend and distribution payments from the Fund on behalf of shareholders; (5) providing information periodically to shareholders as to their ownership of shares or about other aspects of the operations of the Fund; (6) responding to shareholder inquiries concerning their investment; (7) providing sub-accounting with respect to shares of the Fund beneficially owned by shareholders or the information necessary for sub-accounting; (8) forwarding shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices); and (9) providing similar services as may reasonably be requested.  Retirement Shares are not subject to the Shareholder Servicing Plan and do not pay Shareholder Servicing Fees.

Shareholder Servicing Fees Paid During the Fiscal Year Ended June 30, 2018
Institutional Class	$164,220
Investor Class	$7,391

BROKERAGE ALLOCATION AND OTHER PRACTICES

Brokerage Transactions.  The Adviser places all portfolio transactions on behalf of the Fund, selects broker-dealers for such transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions.

Debt securities purchased and sold by the Fund are generally traded on the dealer market on a net basis (i.e., without commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument.  This means that a dealer (the securities firm or bank dealing with the Fund) makes a market for securities by offering to buy at one price and sell at a slightly higher price.  The difference between the prices is known as a spread.  When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter.  When buying or selling securities, the Fund may pay commissions to brokers who are affiliated with the Adviser or the Fund, subject to regulatory restrictions.

During the last three fiscal years, the Fund paid the following brokerage commissions:

Fiscal Year Ended June 30
2018	2017	2016
$616,170	$533,421	$464,276

The Fund may at times invest in securities of its regular broker-dealers or the parent of its regular broker-dealers.  The Fund did not hold any securities of its regular broker-dealers as of June 30, 2018.

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Brokerage Selection.  The primary objective of the Adviser in placing orders on behalf of the Fund for the purchase and sale of securities is to obtain best execution at the most favorable prices through responsible brokers or dealers and, where the spread or commission rates are negotiable, at competitive rates.  In selecting and monitoring a broker or dealer, the Adviser considers, among other things, a broker or dealer’s: (i) general execution capability; (ii) operational ability to clear and settle transactions; (iii) capital positions and risk taking ability; (iv) historical trading experience in a stock; (v) personnel and their integrity; and (vi) quality of research and investment information.  The Adviser may also consider any special needs required by trading staff.  The Adviser executes trades on behalf of the Fund from brokers approved by the Adviser.

Section 28(e) of the Securities Exchange Act of 1934 provides that an investment adviser, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available.  Under Section 28(e), an investment adviser is required to make a good faith determination that the commissions paid are reasonable in relation to the value of the brokerage and research services provided viewed in terms of either that particular transaction or the investment adviser’s overall responsibilities with respect to accounts as to which it exercises investment discretion.  The services provided by the broker also must lawfully or appropriately assist the investment adviser in the performance of its investment decision-making responsibilities.  Accordingly, in recognition of research services provided to it, the Fund may pay a higher brokerage commission than those available from another broker. Research services that the Fund obtains from a broker-dealer in connection with the payment of brokerage commissions may either be the broker-dealer’s own proprietary research or third party research obtained by the broker-dealer through payment of a portion of their commissions to third parties for research products or services.

Research services received from broker-dealers supplement the Adviser’s own research (and the research of any affiliates), and may include the following types of information:  statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information with respect to the performance, investment activities, and fees and expenses of other mutual funds.

Broker-dealers may communicate such information electronically, orally, in written form or on computer software.  Research services may also include the providing of electronic communications of trade information, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.  The outside research assistance is useful to the Adviser since the broker-dealers used by the Adviser tend to follow a broad universe of securities and the research provided by such broker-dealers may provide the Adviser with a diverse perspective on financial markets.  Research services provided to the Adviser by broker-dealers are available for the benefit of all accounts managed or advised by the Adviser or by its affiliates.  The Adviser cannot readily determine the extent to which spreads or commission rates or net prices charged by brokers or dealers reflect the value of their research, analysis, advice and similar services.

Under the SLA described above, Mar Vista is responsible for the financial management and reporting of both Mar Vista’s and the Adviser’s soft dollar credits and payments.  There may be instances where soft dollar services are jointly purchased by both Mar Vista and the Adviser collectively for the benefit of both advisers’ clients.  The respective firms will enter into these arrangements when the clients would benefit more than they would if they were to purchase these services independently.  Each firm is responsible for independently ensuring the suitability of services purchased by soft dollars.

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During the fiscal year ended June 30, 2018, the Fund directed transactions and paid brokerage commissions because of research services provided in the following amounts:

Commissions Paid	Transactions Directed
$513,000	$444,520,000

Allocation of Portfolio Transactions.  Some of the Adviser’s other clients have investment objectives and programs similar to that of the Fund.  Occasionally, recommendations made to other clients may result in their purchasing or selling securities simultaneously with the Fund.  Consequently, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities.  It is the policy of the Adviser not to favor one client over another in making recommendations or in placing orders.  In the event of a simultaneous transaction, purchases or sales are averaged as to price, transaction costs are allocated between the Fund and other clients participating in the transaction on a pro rata basis and purchases and sales are normally allocated between the Fund and the other clients as to amount according to a formula determined prior to the execution of such transactions.

DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

The Fund offers three classes of shares – Institutional Shares, Investor Shares and Retirement Shares.  The shares of the Fund, when issued and paid for in accordance with the prospectus, will be fully paid and non-assessable shares, with equal voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.

Shares of the Fund entitle holders to one vote per share and fractional votes for fractional shares held.  Shares have non-cumulative voting rights with respect to election of Trustees, do not have preemptive or subscription rights and are transferable.  Each class takes separate votes on matters affecting only that class.  For example, a change in the 12b-1 fee for a class would be voted upon only by shareholders of that class.

The Fund does not hold annual meetings of shareholders.  A meeting of shareholders for the purpose of voting upon the question of removal of any Trustee may be called upon the demand of shareholders owning not less than 10% of the Trust’s outstanding shares.  Except when a larger quorum is required by the applicable provisions of the 1940 Act, forty percent (40%) of the shares entitled to vote on a matter constitutes a quorum at a meeting of shareholders.  Generally, subject to the 1940 Act and the specific provisions of the Amended and Restated Agreement and Declaration of Trust, as amended (the “Declaration of Trust”), when a quorum is present at any meeting, a majority of the shares voted will decide any questions, except only a plurality vote is necessary to elect Trustees.

The Fund may involuntarily redeem a shareholder’s shares: (a) if the shareholder owns shares of the Fund having an aggregate net asset value (“NAV”) of less than a minimum value determined from time to time by the Trustees; (b) to the extent that the shareholder owns shares of the Fund equal to or in excess of a maximum percentage of the outstanding shares of the Fund determined from time to time by the Trustees; or (c) to the extent that such shareholder owns shares equal to or in excess of a maximum percentage, determined from time to time by the Trustees, of the outstanding shares of the Trust.  In addition, the Trust may call for the redemption of shares of any shareholder or may refuse to transfer or issue shares to any person to the extent that the same is necessary to comply with applicable law or advisable to further the purpose for which the Trust was established, including circumstances involving frequent or excessive trading in shares of the Fund.  The Declaration of Trust also provides that if an Officer or agent of the Trust has determined that a shareholder has engaged in frequent and excessive trading in shares of the Fund, the Trust may require the shareholder to redeem his or her shares.

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The Trust may cause, to the extent consistent with applicable law: (a) the Trust or one or more of its funds to be merged into or consolidated with another trust, series of another trust or other person; (b) the shares of the Trust or any of its funds to be converted into beneficial interests in another trust or series thereof; (c) the shares to be exchanged for assets or property under or pursuant to any state or federal statute to the extent permitted by law; or (d) a sale of assets of the Trust or one or more of its funds.  Such merger or consolidation, share conversion, share exchange or sale of assets must be authorized by a majority of the shares voted when a quorum is present, provided that in all respects not governed by statute or applicable law, the Trustees have power to prescribe the procedure necessary or appropriate to accomplish a merger or consolidation, share conversion, share exchange, or sale of assets, including the power to create one or more separate trusts to which all or any part of the assets, liabilities, profits or losses of the Trust may be transferred and to provide for the conversion of shares of the Trust or any of its funds into beneficial interests in such separate business trust or trusts or series thereof.

Notwithstanding the foregoing paragraph, the Declaration of Trust provides that the Trustees may, without the vote or consent of shareholders, cause to be organized or assist in organizing a corporation or corporations under the laws of any jurisdiction, or any other trust, partnership, limited liability company, association or other organization, or any series or class of any thereof, to acquire all or a portion of the Trust property (or all or a portion of the Trust property held with respect to the Fund or allocable to a particular class) or to carry on any business in which the Trust directly or indirectly has any interest (any of the foregoing, a “Successor Entity”), and to sell, convey and transfer Trust property to any such Successor Entity in exchange for the shares or securities thereof or otherwise, and to lend money to, subscribe for the shares or securities of, and enter into any contracts with any such Successor Entity in which the Trust holds or is about to acquire shares or any other interest.  The Trustees may also, without the vote or consent of shareholders, cause a merger or consolidation between the Trust and any Successor Entity if and to the extent permitted by law.  However, the Declaration of Trust provides that the Trustees shall provide written notice to affected shareholders of each such transaction.  Such transactions may be effected through share-for-share exchanges, transfers or sales of assets, in-kind redemptions and purchases, exchange offers, or any other method approved by the Trustees.

The Declaration of Trust provides that no shareholder shall have the right to bring or maintain any court action, proceeding or claim in the right of the Trust or the Fund or a class thereof to recover a judgment in its favor unless (a) shareholders holding at least ten percent (10%) of the outstanding shares of the Trust, Fund or class, as applicable, join in the bringing of such court action, proceeding or claim; and (b) the bringing or maintenance of such court action, proceeding or claim is otherwise in accordance with Section 3816 of the Delaware Statutory Trust Act, subject to certain additional requirements.

The Declaration of Trust provides that by virtue of becoming a shareholder of the Fund, each shareholder will be held to have expressly assented and agreed to the terms of the Declaration of Trust, the By-Laws of the Trust and the resolutions of the Board.

The Declaration of Trust provides that the Trust will indemnify and hold harmless each Trustee and Officer of the Trust and each former Trustee and Officer of the Trust (each hereinafter referred to as a “Covered Person”) from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Covered Person’s performance of his or her duties as a Trustee or Officer of the Trust or otherwise relating to any act, omission, or obligation of the Trust, if, as to liability to the Trust or its investors, it is finally adjudicated that the Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the Covered Person’s offices.  In the case of settlement, such indemnification will be provided if it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial type inquiry), by vote of a majority of disinterested Trustees of the Trust, or in a written opinion of independent counsel, that such Officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.  Rights to indemnification or insurance cannot be limited retroactively.

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The Declaration of Trust further provides that: (i) the appointment, designation or identification of a Trustee as chairperson of the Board or a member or chairperson of a committee of the Trustees, an expert on any topic or in any area (including an audit committee financial expert), or the lead Independent Trustee, or any other special appointment, designation or identification of a Trustee, shall not impose on that individual any duty, obligation or liability that is greater than the duties, obligations and liability imposed on that person as a Trustee in the absence of the appointment, designation or identification (except with respect to duties expressly imposed pursuant to the By-Laws of the Trust, a committee charter or a Trust policy statement); (ii) no Trustee who has special skills or expertise, or is appointed, designated or identified shall be held to a higher standard of care by virtue thereof; and (iii) no appointment, designation or identification of a Trustee shall effect in any way that Trustee’s rights or entitlement to indemnification.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase of Shares.  Information regarding the purchase of shares is discussed in the “Purchase of Shares” section of the prospectus.

Redemption of Shares.  Information regarding how to redeem shares of the Fund is discussed in the “Redemption of Shares” section of the prospectus.

If shares to be redeemed represent a recent investment made by check or electronic funds transfer through the ACH network, the Fund reserves the right not to make the redemption proceeds available until they have reasonable grounds to believe that the check or electronic funds transfer has cleared (which could take up to 10 days).

To ensure proper authorization before redeeming Fund shares, the Transfer Agent may require additional documents such as, but not restricted to, stock powers, trust instruments, death certificates, appointments as fiduciary, certificates of corporate authority and waivers of tax required in some states when settling estates.

When shares are held in the name of a corporation, other organization, trust, fiduciary or other institutional investor, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign the necessary instruments of transfer.  These procedures are for the protection of shareholders and should be followed to ensure prompt payment.  Redemption requests must not be conditional as to date or price of the redemption.  Proceeds of the redemption will be sent within seven days of acceptance of shares tendered for redemption.  Delay may result if the purchase check or electronic funds transfer has not yet cleared, but the delay will be no longer than required to verify that the purchase check or electronic funds transfer has cleared, and the Fund will act as quickly as possible to minimize delay.

The value of shares redeemed may be more or less than the shareholder’s cost, depending on the NAV at the time of redemption.  Redemption of shares may result in tax consequences (gain or loss) to the shareholder, and the proceeds of a redemption may be subject to backup withholding.

A shareholder’s right to redeem shares and to receive payment therefore may be suspended when: (a) the NYSE is closed other than customary weekend and holiday closings; (b) trading on the NYSE is restricted; (c) an emergency exists as a result of which it is not reasonably practicable to dispose of the Fund’s securities or to determine the value of the Fund’s net assets; or (d) ordered by a governmental body having jurisdiction over the Fund for the protection of the Fund’s shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether a condition described in (b), (c) or (d) exists.  In case of such suspension, shareholders may withdraw their requests for redemption or may receive payment based on the NAV of the Fund next determined after the suspension is lifted.

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The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part with readily marketable securities (redemption “in-kind”) chosen by the Fund and valued in the same way as they would be valued for purposes of computing the NAV of the Fund.  If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash.  The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund for any one shareholder during any 90-day period.  This election is irrevocable unless the SEC permits its withdrawal.

Pricing of Shares.  The price of the Fund’s shares is based on its NAV.  Fund Services determines the NAV per share of the Fund as of the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for business (each, a “Business Day”).  The NAV is calculated by adding the value of all securities and other assets in the Fund, deducting its liabilities, and dividing the balance by the number of outstanding shares in the Fund.  The price at which a purchase or redemption is effected is based on the next calculation of NAV after the order is received by an authorized financial institution or the Transfer Agent. Any order received after the close of trading on the exchange will be processed at the new asset value as determined as of the close of trading on the next day the exchange is open.  Shares will only be priced on Business Days.  In addition, foreign securities held by the Fund may trade on weekends or other days when the Fund does not calculate NAV.  As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold.

The Fund values its assets based on current market values when such values are available.  These prices normally are supplied by an independent pricing service.  Equity securities held by the Fund which are listed on a national securities exchange, except those traded on the NASDAQ Stock Market, Inc. (“NASDAQ”), and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices.  Securities traded on NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price.  In the event such market quotations are not readily available, fair value will be determined using procedures adopted by the Board.

Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service.  Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.  In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board.

The Board has delegated the day-to-day functions of determining the value of securities not otherwise valued by a pricing service to its Valuation Committee.

DISTRIBUTIONS

Distributions, if any, from the Fund’s investment company taxable income and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by the Fund, after deducting any available capital loss carryovers, are declared and paid to its shareholders annually.

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TAXATION OF THE FUND

General.  The following summarizes certain additional federal income tax considerations generally affecting the Fund and its shareholders that are not described in the prospectus.  No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the prospectus are not intended as a substitute for careful tax planning.  Potential investors should consult their tax advisers with specific reference to their own tax situations.

The discussions of the federal tax consequences in the prospectus and this SAI are based on the Internal Revenue Code of 1986, as amended (the “Code”) and the treasury regulations issued thereunder as well as court decisions and administrative interpretations as in effect on the date of this SAI.  Future legislative or administrative changes or court decisions may significantly change the taxation of the Fund’s investments or the tax consequences to investors as described in the Prospectus and SAI, and any such changes or decisions may be retroactive.

The Fund qualified during its last taxable year, and intends to continue to qualify, as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code.  As a regulated investment company, the Fund generally is exempt from federal income tax on its investment company taxable income and net capital gain that it distributes to shareholders.  To qualify for treatment as a regulated investment company, the Fund must meet three important tests each year.

First, in each taxable year, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from interests in qualified publicly-traded partnerships.

Second, generally, at the close of each quarter of the Fund’s taxable year, at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies and securities of other issuers (in which the Fund has not invested more than 5% of the value of the Fund’s total assets and with respect to which the Fund does not hold more than 10% of the outstanding voting securities); and no more than 25% of the value of the Fund’s total assets may be invested in the securities of (1) any one issuer (other than U.S. Government securities and securities of other regulated investment companies); (2) two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses; or (3) one or more qualified publicly-traded partnerships.

Third, the Fund must distribute an amount equal to at least the sum of 90% of the Fund’s investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its tax-exempt income, if any, for the year.

The Fund intends to comply with these requirements.  If the Fund was to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.  If for any taxable year the Fund was not to qualify as a regulated investment company, all of its taxable income would be subject to federal income tax at regular corporate rates without any deduction for distributions to shareholders.  In that event, shareholders would recognize dividend income on distributions to the extent of the Fund’s then-current and accumulated earnings and profits, and corporate shareholders could be eligible for the dividends-received deduction.

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The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to distribute each year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses).  The Fund intends to make sufficient distributions or deemed distributions each year to avoid liability for this excise tax.

Under the Foreign Account Tax Compliance Act (“FATCA”), the Fund may be required to withhold a generally nonrefundable 30% tax on (i) distributions of investment company taxable income and (ii) distributions of net capital gain and the gross proceeds of a sale or redemption of Fund shares paid after December 31, 2018 to (A) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the IRS the identity of certain of its accountholders, among other items (or unless such entity is otherwise deemed compliant under the terms of an intergovernmental agreement between the United States), and (B) certain “non-financial foreign entities” unless such entity certifies to the Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other items.  This FATCA withholding tax could also affect the Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary.  You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in the Fund and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.

Foreign taxpayers are generally subject to withholding tax at a flat rate of 30% on U.S. source income that is not effectively connected with the conduct of a trade or business in the U.S.  This withholding rate may be lower under the terms of a tax convention.

Except in the case of certain exempt shareholders, if a shareholder does not furnish the Fund with its correct Social Security Number or other taxpayer identification number and certain certifications or the Fund receives notification from the IRS requiring backup withholding, the Fund is required by federal law to withhold federal income tax from the shareholder’s distributions and redemption proceeds at a rate set under Section 3406 of the Code for U.S. residents.

A sale or redemption of Fund shares, whether for cash or in-kind proceeds, may result in recognition of a taxable capital gain or loss.  Gain or loss realized upon a sale or redemption will generally be treated as a long-term capital gain or loss if the shares have been held for more than one year, and, if held for one year or less, as a short-term capital gain or loss.  However, any loss realized upon a sale or redemption of shares held for six months or less will be treated as a long term capital loss to the extent of any distributions of net capital gain received or deemed to be received with respect to such shares.  In determining the holding period of such shares for this purpose, any period during which the shareholder’s risk of loss is offset by means of options, short sales, or similar transactions is not counted.  Any loss realized upon a sale or redemption may be disallowed under certain wash sale rules to the extent shares of the Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the sale or redemption.  If a shareholder’s loss is disallowed under the wash sale rules, the basis of the new shares will be increased to preserve the loss until a future sale or redemption of the shares.

Capital Loss Carryforwards.  As of June 30, 2018, the Fund had no long-term tax basis capital loss carryforwards.

Capital loss carryforwards can be carried forward indefinitely and will retain their character as short-term or long-term capital losses.

State and Local Taxes.  Although the Fund expects to qualify as a regulated investment company and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

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Taxation of Certain Investments.  The tax principles applicable to transactions in certain financial instruments such as futures contracts and options that may be engaged in by the Fund, and investments in passive foreign investment companies (“PFICs”), are complex and, in some cases, uncertain.  Such transactions and investments may cause the Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax.  Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

In addition, in the case of any shares of a PFIC in which the Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.

PERFORMANCE INFORMATION

The Fund may from time to time quote or otherwise use yield and total return information in advertisements, shareholder reports or sales literature.  Average annual total return and yield are computed pursuant to formulas specified by the SEC.

FINANCIAL STATEMENTS

The audited financial statements, accompanying notes and report of the independent registered public accounting firm appearing in the Fund's 2018 Annual Report to Shareholders are incorporated by reference in this SAI.  Financial statements audited by the independent registered public accounting firm will be submitted to shareholders at least annually.

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APPENDIX A

HOOD RIVER CAPITAL MANAGEMENT LLC
Proxy Voting Policies and Procedures

General Principles

Hood River Capital Management LLC (“Hood River”) recognizes its responsibility to vote proxies with respect to securities owned by a client in the economic best interests of its client and without regard to the interests of Hood River or any other client of Hood River.

These Proxy Voting Policies and Procedures (“Policies”) apply to securities held in client accounts in which Hood River has direct voting authority.  In some cases, the client has requested that Hood River not vote proxies for a particular account.  Unless specifically addressed in the investment advisory agreement, Hood River will vote proxies consistent with its fiduciary obligation.  The Policies are subject to any proxy voting guideline or direction of a client as long as following the proxy voting guideline or direction is prudent under the circumstances.

Hood River’s policy is to exercise its proxy voting discretion absent special circumstances and in accordance with the guidelines set forth in the Proxy Voting Guidelines (“Guidelines”).  Any changes to the Guidelines must be pre-approved in writing by the Proxy Voting Committee (“Committee”).

Voting Process

Hood River votes all proxies on behalf of a client’s portfolio in fundamentally driven strategies unless: a) the client requests in writing that Hood River not vote; b) the proxies are associated with unsupervised securities; c) the proxies are associated with securities transferred to Hood River’s management then liquidated; d) the costs of voting the proxies outweigh the benefits; or e) the proxy ballot is not received.

The Portfolio Accounting Department (“Portfolio Accounting”) is responsible for coordinating the voting of proxies received by Hood River. Portfolio Accounting will forward proxy proposals to the appropriate portfolio manager.

The portfolio manager will review the issues to be voted upon, related information, and the research provided by a proxy research service.  The proxy research service also provides customized proxy research consistent with Hood River’s policies for accounts with special vote sensitivities, including Taft Hartley accounts.  The portfolio manager will make a recommendation as to how the proxy issues should be voted.

Mar Vista Investment Partners, LLC provides proxy coordination services to Hood River. To help facilitate the proxy voting process, the Committee was created to provide centralized management of the proxy voting process and makes all proxy voting decisions except under special circumstances as noted below.  The Committee is comprised of the Portfolio Accounting Manager, the CCO and at least one Hood River portfolio manager.  The Committee provides centralized management of the proxy voting process and makes all proxy voting decisions except under special circumstances as noted below. The Committee:

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a)
Supervises the proxy voting process, including the identification and review of potential material conflicts of interest involving Hood River and the proxy voting process with respect to securities owned by a client;

b)	Determines how to vote proxies relating to issues not covered by these Policies; and
c)	Determines when Hood River may deviate from these Policies.

The Committee will review the portfolio manager’s recommendation if it differs from the proxy research firm’s recommendation per the Guidelines.  Following the review of the recommendation, the proxy will be voted according to the majority vote of the Committee.  If a Committee member disagrees with the recommendation of the portfolio manager, the reasons for the disagreement will be documented.  Portfolio Accounting will keep documents of proxy decisions made by the Committee.  Since Hood River generally considers the quality of a company’s management in making investment decisions, Hood River regularly votes proxies in accordance with the recommendations of a company’s management if there is no conflict with shareholder value.

Hood River may determine not to vote proxies with respect to securities of any issuer if it determines it would be in its clients’ overall best interests not to vote.  Such determination may apply with respect to all client holdings of the securities or only certain specified clients, as Hood River deems appropriate under the circumstances.  As an example, the Committee may determine not to vote certain securities positions if, in its judgment, the expense and administrative inconvenience of voting the securities outweigh the benefits to clients.

Hood River uses a proxy voting agent to ensure that, as much as possible, eligible shares are voted and timely reporting is provided to Hood River and its clients. Portfolio Accounting submits proxy votes for a portfolio to the proxy voting agent if the custodian of the portfolio’s assets has a relationship with the agent, the custodian sets up the distribution of ballots properly for Hood River to vote, and the portfolio is set up properly in the proxy voting agent’s system.  If Hood River receives ballots from a source other than the proxy-voting agent, Hood River will try to vote them using other means.

Conflicts of Interest

Potential or actual conflicts of interest relating to a particular proxy proposal may be handled in various ways depending on the type and materiality. Depending upon the facts and circumstances of each situation and the requirements of applicable law, options include:

a)	Voting the proxy in accordance with the voting recommendation of an unaffiliated, third-party vendor; or
b)	Voting the proxy pursuant to client direction.

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Voting the securities of an issuer in which the following relationships or circumstances exist is deemed to give rise to a material conflict of interest for purposes of these Policies:

a)
The issuer is a client of Hood River and Hood River manages its portfolio or its retirement plan.  In such a case, Hood River will obtain an independent, third-party opinion and will follow the recommendation of the third party;

b)
The issuer is an entity in which Hood River or portfolio manager assigned to review the proxy has a relative[1] in management of the issuer or an acquiring company.  In such a case, the portfolio manager will not make any vote recommendations and another analyst or portfolio manager will review the proxy.  Although the proxy will be re-assigned, the portfolio manager will still be available to answer questions about the issuer from other Committee members;

c)
The issuer is an entity in which a Committee member has a relative in management of the issuer or an acquiring company.  In such a case, the Committee member with the conflict will not vote on the proxy and the alternate member of the Committee will vote instead;

d)
The issuer is an entity in which an officer or director of Hood River or a relative of any such person is or was an officer, director or employee, or such person or relative otherwise has received more than $500 annually during Hood River’s last three fiscal years.  In such a case, Hood River will obtain an independent, third-party opinion and will follow the recommendation of the third party;

e)
Another client or prospective client of Hood River, directly or indirectly, conditions future engagement of Hood River on voting proxies with respect to any client’s securities on a particular matter in a particular way;

f)	Conflict exists between the interests of an employee benefit plan’s portfolio and the plan sponsor’s interests. In such a case, Hood River will resolve in favor of the plan’s portfolio; or
g)	Any other circumstance in which Hood River’s duty to serve its clients’ interests, typically referred to as its “duty of loyalty,” could be compromised.

Notwithstanding the foregoing, a conflict of interest described above shall not be considered material for the purposes of these Policies with respect to a specific vote or circumstance if:

a)
The securities with respect to which Hood River has the power to vote account for less than 1% of the issuer’s outstanding voting securities, but only if: (i) such securities do not represent one of the 10 largest holdings of such issuer’s outstanding voting securities; and (ii) such securities do not represent more than 2% of the client’s holdings with Hood River; and/or

b)
The matter to be voted on relates to a restructuring of the terms of existing securities or the issuance of new securities or a similar matter arising out of the holding of securities, other than common equity, in the context of a bankruptcy or threatened bankruptcy of the issuer.

For clients that are registered investment companies (“Funds”), in which a material conflict of interest has been identified and the matter is not covered by the Policies, Hood River will disclose the conflict and the Committee’s determination of the manner in which to vote to the Fund’s Board or committee of the Board.  The Committee’s determination will take into account only the interests of the Fund, and the Committee will document the basis for the decision and furnish the documentation to the Fund’s Board or committee of the Board.

For clients other than Funds, in which a material conflict of interest has been identified and the matter is not covered by the Policies, the Committee will disclose the conflict to the client and advise the client that its securities will be voted only upon the recommendations of an independent third party.

1 For the purposes of these Policies, “relative” includes the following family members: spouse, minor children, stepchildren, or children or stepchildren sharing the person’s home.

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Recordkeeping and Retention

Hood River retains records relating to the voting of proxies, including:

a)	A copy of these Policies and any amendments thereto;
b)	A record of each vote cast by Hood River on behalf of clients;
c)	A copy of any document created by Hood River that was material to making a decision on how to vote or that memorialized the basis for that decision; and
d)
A copy of each written request for information on how Hood River voted proxies on behalf of the client, and a copy of any written response by Hood River to any oral or written request for information on how Hood River voted.

Hood River will maintain and preserve these records for such a period of time as required to comply with applicable laws and regulations.

Hood River may rely on proxy statements filed on the SEC’s EDGAR system or on proxy statements and records of votes cast by Hood River maintained by a third party, such as a proxy voting service (provided Hood River had obtained an understanding from the third party to provide a copy of the proxy statement or record promptly upon request).

Client Disclosure

Hood River will provide a report of how proxies were voted and a copy of its specific guidelines to those clients who request such information.  Requests for proxy information may be sent to the attention of the Proxy Department, Hood River Capital Management LLC, 6001 Shady Oak Road, Suite 200, Minnetonka, MN 55343.

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MANAGER DIRECTED PORTFOLIOS
PART C

HOOD RIVER SMALL-CAP GROWTH FUND

OTHER INFORMATION

Item 28.     Exhibits.

(a)			Declaration of Trust.
	(1)	(i)	Certificate of Trust is incorporated herein by reference to Exhibit (a)(1) of the Registrant’s Registration Statement on Form N-1A as filed on May 1, 2006.
(ii)
Certificate of Amendment to Certificate of Trust was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016, and is incorporated by reference.

(2)
Amended and Restated Agreement and Declaration of Trust was previously filed with Registration Post-Effective Amendment No. 34 to Registration Statement on Form N-1A on July 7, 2017, and is incorporated by reference.

(b)			Amended and Restated By-laws was previously filed with Registration Post-Effective Amendment No. 34 to Registration Statement on Form N-1A on July 7, 2017, and is incorporated by reference.
(c)			Instruments Defining Rights of Security Holders are incorporated herein by reference to the Amended and Restated Declaration of Trust and the Amended and Restated By-laws.
(d)	(1)	(i)
Amended and Restated Investment Advisory Agreement was previously filed with Registrant’s Post-Effective Amendment No. 32 to its Registration Statement on Form N-1A with the SEC on February 14, 2017, and is incorporated by reference.

(e)
Underwriting Agreement was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016, and is incorporated by reference.

(f)			None
(g)			Custody Agreement was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016, and is incorporated by reference.
(h)			Other Material Contracts.
(1)
Fund Administration Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016, and is incorporated by reference.

(2)
Transfer Agent Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016, and is incorporated by reference.

(3)
Fund Accounting Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016, and is incorporated by reference.

	(4)		Power of Attorney was previously filed with Registrant’s Post-Effective Amendment No. 23 to its Registration Statement on Form N-1A with the SEC on October 3, 2016, and is incorporated by reference.
	(5)	(i)
Amended and Restated Expense Limitation Agreement was previously filed with Registrant’s Post-Effective Amendment No. 32 to its Registration Statement on Form N-1A with the SEC on February 14, 2017, and is incorporated by reference.

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(i)	(1)	Opinion of Counsel with respect to Institutional Shares of the Fund is incorporated herein by reference to Exhibit (i) of Registrant’s Registration Statement on Form N-1A as filed on October 28, 2014.
	(2)	Opinion of Counsel with respect to Investor Shares of the Fund is incorporated herein by reference to Exhibit (i)(2) of Registrant’s Registration Statement on Form N-1A as filed on July 6, 2015.
	(3)
Opinion of Counsel with respect to Retirement Shares of the Fund was previously filed with Registrant’s Post-Effective Amendment No. 32 to its Registration Statement on Form N-1A with the SEC on February 14, 2017, and is incorporated by reference.

	(4)	Consent of Counsel – Filed Herewith.
(j)		Consent of Independent Registered Public Accounting Firm – Filed Herewith.
(k)		Not Applicable.
(l)		Share Purchase Agreement is incorporated herein by reference to Exhibit (l) of the Registrant’s Registration Statement on Form N-1A as filed on October 26, 2007.
(m)	(1)	Rule 12b-1 Plan – Filed Herewith.
	(2)
Shareholder Servicing Plan was previously filed with Registrant’s Post-Effective Amendment No. 32 to its Registration Statement on Form N-1A with the SEC on February 14, 2017, and is incorporated by reference.

(n)
Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 was previously filed with Registrant’s Post-Effective Amendment No. 32 to its Registration Statement on Form N-1A with the SEC on February 14, 2017, and is incorporated by reference.

(p)	(1)
Code of Ethics for the Registrant was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016, and is incorporated by reference.

	(2)
Code of Ethics for the Advisor was previously filed with Registrant’s Post-Effective Amendment No. 32 to its Registration Statement on Form N-1A with the SEC on February 14, 2017, and is incorporated by reference.

	(3)
Code of Ethics for Principal Underwriter was previously filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on October 28, 2016, and is incorporated by reference.

Item 29.     Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.     Indemnification

Article 9 of the Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”) provides for indemnification of the Trustees, officers and agents of the Trust, subject to certain limitations.  The Declaration of Trust is incorporated herein by reference.

The Trust’s trustees and officers are insured under a policy of insurance maintained by the Trust against certain liabilities that might be imposed as a result of actions, suits or proceedings to which they are a party by reason of having been such trustees or officers.

The Trust and Roxbury Capital Management, LLC (“Roxbury”), the previous investment adviser to two of the series of the Trust, entered into supplemental liability insurance and indemnification agreements with two former trustees of the Trust’s Board of Trustees (the “Board”) pursuant to which, among other provisions, the Trust and Roxbury agreed that (a) all rights of indemnification existing in favor of the trustees of the Board under the Trust’s Amended and Restated Agreement and Declaration of Trust in effect as of December 10, 2014 shall survive as contractual obligations of Roxbury and the Trust and (b) the Trust shall maintain the levels of trustee liability insurance with the same or better terms and conditions as the insurance policies in force as of December 10, 2014.
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Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 31.     Business and Other Connections of Investment Adviser

Hood River Capital Management LLC (the “Advisor”) serves as the investment adviser for the Hood River Small-Cap Growth Fund (the “Fund”). The principal business address of the Advisor is 1 SW Columbia Street, Suite 630, Portland, Oregon 97258.  With respect to the Advisor, the response to this Item is incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”), and dated March 15, 2018.  The Form ADV for the Advisor may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.     Principal Underwriter.

(a) Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Advisors Series Trust	LoCorr Investment Trust
Aegis Funds	Lord Asset Management Trust
Allied Asset Advisors Funds	MainGate Trust
Alpha Architect ETF Trust	Managed Portfolio Series
Amplify ETF Trust	Manager Directed Portfolios
Angel Oak Funds Trust	Matrix Advisors Fund Trust
Barrett Opportunity Fund, Inc.	Matrix Advisors Value Fund, Inc.
Bridge Builder Trust	Merger Fund
Bridges Investment Fund, Inc.	Monetta Trust
Brookfield Investment Funds	Nicholas Equity Income Fund, Inc.
Brown Advisory Funds	Nicholas Family of Funds, Inc.
Buffalo Funds	Oaktree Funds
CG Funds Trust	Permanent Portfolio Family of Funds
DoubleLine Funds Trust	Perritt Funds, Inc.
ETF Series Solutions	PRIMECAP Odyssey Funds
Evermore Funds Trust	Professionally Managed Portfolios
First American Funds, Inc.	Prospector Funds, Inc.
FundX Investment Trust	Provident Mutual Funds, Inc.
Glenmede Fund, Inc.	Rainier Investment Management Mutual Funds
Glenmede Portfolios	RBB Fund, Inc.
GoodHaven Funds Trust	RBC Funds Trust
Greenspring Fund, Inc.	Series Portfolio Trust
Harding Loevner Funds, Inc.	Sims Total Return Fund, Inc.
Hennessy Funds Trust	Thompson IM Funds, Inc.
Horizon Funds	TrimTabs ETF Trust
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Hotchkis & Wiley Funds	Trust for Professional Managers
Intrepid Capital Management Funds Trust	Trust for Advised Portfolios
IronBridge Funds, Inc.	USA Mutuals
Jacob Funds, Inc.	Wall Street EWM Funds Trust
Jensen Portfolio, Inc.	Westchester Capital Funds
Kirr Marbach Partners Funds, Inc.	Wisconsin Capital Funds, Inc.
LKCM Funds	YCG Funds

(b)	To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
Teresa Cowan(1)	President, Board Member, Board Chairperson	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joseph C. Neuberger(1)	Board Member	None
Michael Peck(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer, Co-Chief Compliance Officer	None
Peter A. Hovel(1)	Chief Financial Officer	None
Jennifer Brunner(1)	Vice President, Co-Chief Compliance Officer	None
Brett Scribner(3)	Assistant Treasurer	None
Thomas A. Wolden(3)	Assistant Treasurer	None
(1)     This individual is located at 777 East Wisconsin Avenue, Milwaukee, Wisconsin, 53202.
(2)     This individual is located at 10 West Market Street, Suite 1150, Indianapolis, Indiana, 46204.
(3)     This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c) Not applicable.

Item 33.     Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, are maintained at the following locations:

Records Relating to:	Are located at:

Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202
Advisor	Hood River Capital Management LLC 1 SW Columbia Street, Suite 630, Portland, Oregon 97258
Registrant’s Custodian	U.S. Bank, National Association 1555 North River Center Drive, Suite 302 Milwaukee, Wisconsin 53212

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Item 34.     Management Services

All management-related service contracts entered into by the Registrant are discussed in Parts A and B of this Registration Statement.

Item 35.     Undertakings

The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.
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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 60 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 60 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 31st day of October, 2018.

MANAGER DIRECTED PORTFOLIOS

By: /s/ Douglas J. Neilson
Douglas J. Neilson
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 60 to its Registration Statement has been signed below on October 31, 2018 by the following persons in the capacities indicated.

Signature	Title
/s/ James R. Schoenike* James R. Schoenike	Trustee and Chairman
/s/ Gaylord B. Lyman* Gaylord B. Lyman	Trustee
/s/ Scott Craven Jones* Scott Craven Jones	Trustee
/s/ Lawrence T. Greenberg* Lawrence T. Greenberg	Independent Trustee
/s/ Douglas J. Neilson Douglas J. Neilson	President (Principal Executive Officer)
/s/ Matthew J. McVoy Matthew J. McVoy	Treasurer (Principal Financial Officer)
* By:       /s/ Douglas J. Neilson
Douglas J. Neilson
* Attorney-in-Fact pursuant to Power of Attorney
previously filed with Registrant’s Post-Effective
Amendment No. 23 to its Registration Statement
on Form N-1A with the SEC on October 3, 2016,
and is incorporated by reference.

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EXHIBIT INDEX

Exhibit	Exhibit No.
Consent of Counsel	EX-99.i.4
Consent of Independent Registered Public Accounting Firm	EX-99.j
Rule 12b-1 Plan	EX-99.m.1